Prudential
Municipal
Bond Fund

High Yield Series
Insured Series
Intermediate Series
(Formerly Modified Term Series)

SEMI
ANNUAL
REPORT

Oct. 31, 1995

Portfolio
Managers' Report

The past six months have been good to investors in the Prudential Municipal Bond Fund. As economic growth slowed from its frantic pace of 1994, interest rates declined, pushing net asset values of municipal bond funds higher.

Performance over the six months varied among the three Series. The Insured Series performed best among the three, because it has a purer response to lower interest rates than the other two. The High Yield Series performed better than the Intermediate Series because it holds bonds with higher coupons and longer maturities. Among its peers, High Yield trailed its competition in total return, because its average maturity wasn't long enough. The Intermediate Series offers shorter maturities, so it will generally trail the other two Series when interest rates are falling. We should note that it did perform far better than its competition over the last six months, largely because it held a longer average maturity.

The Economy Slowed;
Interest Rates Declined.

Economic growth in 1995 slowed significantly from last year's torrid pace. As a result, interest rates fell broadly, reflecting investors' declining worry about inflation. The yield of the Bond Buyer's Revenue Bond Index fell to 6.0% on October 26, down from 6.3% on April 27 (the index is calculated on Thursdays).

Taxable bond yields fell even further - the 30-year U.S. Treasury yield declined by nearly a full percentage point, to 6.4% from 7.3%, as economic growth slowed sharply and inflation actually shrank. Tax free municipal bonds currently provide yields that are about 95% of the yield of similar maturity and quality taxable bonds. That's an unusually high percentage, far higher than the typical range of 80 to 85%. That means that adjusted for taxes, municipals can now yield much more to investors than comparable taxable bonds. Of course, this may change. You may have noticed that prices of municipal bonds have not appreciated as much as U.S. Treasurys. Why not? Talk of tax reform.

Proposals to simplify the federal income tax code and encourage savings created uncertainty in the tax-free municipal bond market this year, because if the highest tax rate is reduced or municipal bond interest should lose its tax exempt status, the value of these bonds would decrease. As a result, municipal bonds trailed U.S. government bonds; the total return of the Lehman Brothers Municipal Bond Index was 6.8% while the Lehman Brothers Government Bond Index returned 8.3% for the six months ending October 31.

We'll discuss each portfolio in detail on the following pages.

How Investments Compared.
 (As of 10/31/95)
    (CHART)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different - we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've added historical 20-year average annual returns to show that 1995's returns (so far) are higher than normal. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Smaller capitalization stocks offer greater potential for long term growth but may be more volatile than larger capitalization stocks. Investors receive higher historical total returns from stocks than from most other investments.

Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns are historically lower than those of stock funds.

General Muni Debt Funds* invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but their returns are generally among the lowest of the major investment categories.

*19 years for General Muni Debt Funds.

Peter Allegrini, Fund Manager

Prudential Municipal Bond Fund:

High Yield Series

The High Yield Series seeks to maximize income by investing in non-investment grade municipal bonds that are rated B or better by recognized outside rating agencies such as Standard & Poor's Corp. (S&P) and Moody's Investors Service Inc., or unrated bonds that our analysts believe to be of comparable quality. On October 31, 1995, approximately 57% of the portfolio was comprised of non-investment grade municipal bonds rated BB or below (or unrated bonds of comparable quality), a slight decrease from 59% on April 30, 1995.


Cumulative Total Returns1                                               As of
10/31/95
                                Six         One               Five
Since
                               Months       Year              Years
Inception2
                   Class A      5.8%        12.8%             50.4%
55.2%
                   Class B      5.5         12.4              47.4
95.2
                   Class C      5.4         12.1               N/A
9.5
Lipper High Yld. Muni Avg3      5.8         12.7              47.9
96.0




Average Annual Total Returns1                                    As of 9/30/95
                                       One          Five                Since
                                       Year         Years             Inception2
                        Class A        6.7%         7.6%                 7.2%
                        Class B        4.6          7.7                   8.5
                        Class C        8.3          N/A                   6.9


Dividends and
Yields
As of 10/31/95
                                                         Taxable Equivalent
Yield
                       Total Dividends         30-Day          At Tax Rates Of
                        Paid for Six Mos.     SEC Yield        36%        39.6%
               Class A         $0.37       6.16%              9.63%
10.20%
               Class B          0.35       5.95               9.30          9.85
               Class C          0.33       5.70               8.91          9.44

Past performance is not a guarantee of future results. Principal and investment return will fluctuate so that an investor s shares, when redeemed, may be worth more or less than their original cost.1Source: Prudential Mutual Fund Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 3% for Class A shares and a contingent deferred sales charge of 5%, 4%, 3%, 2%, 1% and 1% for six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares automatically convert to Class A shares on a quarterly basis, after approximately seven years.

2Inception dates: 1/22/90 for Class A; 9/17/87 for Class B; and 8/1/94 for Class C.

3The Lipper fund average includes 40 funds for six months, 36 funds for one year, 20 funds for five years and 18 funds since inception of the Class B shares on 9/17/87.

Note: In the past, the Series were partially subsidized and management fees were waived. These figures do include subsidies and fee waivers. Returns would have been lower without such subsidies and fee waivers.

Top Five Holdings.*

2.2%  Village of Robbins (IL)
      Resource Recovery

2.0%  Michigan Strategic Fund
      Great Lakes Pulp & Fibre

1.6%  New Jersey
      Transportation Trust Fund

1.6%  Los Angeles Reg. Airports
      Continental Airlines

1.5%  North Carolina Mun. Pwr.
      Catawba Electric Revenue

* Expressed as a percentage of total net assets as of 10/31/95.
Portfolio holdings are subject to change.

Sector Breakdown.

Prudential Municipal Bond Fund
High Yield Series as of 10/31/95

    (CHART)

High Yield Series

What Went Well.

We Expected Rates
To Fall. They Did.

Anticipating that interest rates would fall, we did two things:

1) We lengthened our duration, a measure of the Series' sensitivity to interest rate changes. (On October 31, the Series' duration was 8 years, up from 7.3 years on April 30). So as interest rates declined as we expected, the value of our holdings rose.

2) At the same time, we also increased assets in non-callable bonds to 25% from about 12% six months ago. A non-callable bond generally can not be paid off by its issuer before its scheduled maturity, so it usually has a longer maturity than a callable bond, which may be redeemed early. As a result, non-callable bonds tend to appreciate faster than callable bonds when interest rates fall.

We Looked For Quality.

As the economy slowed and the municipal bond market rallied, the price difference between higher and lower quality bonds narrowed - demand for higher-yielding securities rose faster (and so did prices) than that of lower-yielding bonds, because those low yields had fallen so far that they were much less attractive. As a result, the yields of higher-coupon bonds were no longer high enough to compensate us for the difference in credit quality. So we took advantage of this opportunity to upgrade the quality of the Series over the past six months by buying insured bonds and selling BBB-rated bonds. Insured bonds are now 17% of assets, up from 12%, and triple B-rated bonds are 9%, down from 14%.

What We Like.

We have slightly increased our holdings in attractive-yielding nursing homes and retirement communities, which have become attractive because talk of Medicare and Medicaid reform has driven prices down to bargain levels.

We also have continued to purchase California municipal bonds, which have been attractively priced as a result of Orange County's bankruptcy filing last December. As a result of the controversy surrounding Orange County, bonds issued in California are now priced cheaper than comparable bonds sold by entities in other states. We expect that the bond prices will rise as Orange County stabilizes financially.

And Not So Well.

We Wished We Hadn't Sold Denver Airport.

Late last year, when things looked bleak for Denver Airport, we sold the issue to protect the quality of the Series. We acted because the bonds' credit ratings were under attack and there was no certainty the often-delayed airport would open. Now that the airport has finally opened, we wish we hadn't sold the bonds, because some have now rebounded in price more than expected.

A Longer Duration Would Have Helped.

Duration measures the sensitivity of a bond's price to interest rate changes. The longer the duration, the more the bond's price appreciates when interest rates fall, and vice versa. Over the winter, as the rest of the market rallied, our duration was shorter than that of some competing funds, because we overestimated the strength of the national economy. As the slowdown became apparent in the second quarter, we extended duration. Duration generally ranged from 7.3 years to 8.0 years, and was 8.0 years on October 31.

Credit Quality.
Prudential Municipal Bond Fund
High Yield Series as of 10/31/95

        (GRAPH)

Pat Dolan, Fund Manager

Prudential Municipal Bond Fund:

Insured Series

The Insured Series invests in AAA-rated municipal obligations, most of which are insured and whose timely coupon and principal payments, but not market value, are guaranteed by a municipal bond insurance company rated AAA or Aaa by S & P or Moody's.

Cumulative Total Returns1                                               As of
10/31/95
                                Six         One               Five
Since
                               Months       Year              Years
Inception2
                Class A         6.0%       14.3%             49.3%
55.3%
                Class B         5.8        13.8              46.3           90.1
                Class C         5.6        13.5               N/A            9.9
 Lipper Insured Muni Avg3       6.0        14.6               48.3          95.8




Average Annual Total Returns1                                    As of 9/30/95
                                       One          Five                Since
                                       Year         Years             Inception2
                        Class A        7.2%          7.8%               7.2%
                        Class B        5.2           7.9                8.1
                        Class C        8.9           N/A                7.0







Dividends and
Yields
As of 10/31/95
                                                         Taxable Equivalent
Yield
                       Total Dividends         30-Day          At Tax Rates Of
                        Paid for Six Mos.     SEC Yield        36%        39.6%
               Class A         $0.29           4.57%             7.14%     7.57%
               Class B         $0.27           4.32              6.75      7.15
               Class C         $0.26           4.07              6.36      6.74

Past performance is not a guarantee of future results. Principal and investment return will fluctuate so that an investor s shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 3% for Class A shares and a contingent deferred sales charge of 5%, 4%, 3%, 2%, 1% and 1% for six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares automatically convert to Class A shares on a quarterly basis, after approximately seven years.

2Inception dates: 1/22/90 for Class A; 9/17/87 for Class B; and 8/1/94 for Class C.

3The Lipper fund average includes 48 funds for six months, 45 funds for one year, 22 funds for five years and 19 funds since inception of the Class B shares on 9/17/87.Note: In the past, the Series were partially subsidized and management fees were waived. These figures do not include subsidies and fee waivers. Returns would have been lower without such subsidies and fee waivers.

Top Five Holdings.*

2.5% Pima County (AZ)
     Tucson Electric Power

2.1% Burke County (GA)
     Oglethorpe Power

2.1% NJ Turnpike Authority
     Revenue

2.1% Harris County (TX)
     Toll Road

2.0% Detroit Sewer
     Revenue

* Expressed as a percentage of total net assets as of 10/31/95.
Portfolio holdings are subject to change.

Sector Breakdown.
Prudential Municipal Bond Fund
Insured Series as of 10/31/95

(CHART)

                                                             Insured Series

What Went Well.

We Expected Rates To Fall. They Did.

Anticipating that interest rates would fall, we did two things:

1) We lengthened our duration, a measure of the Series' sensitivity to interest rate changes. (On October 31, the Series' duration was 8 years, up from 7.5 years on April 30.) So as rates did decline as we expected, the value of our holdings rose.

2) At the same time, we also slightly increased assets in non-callable bonds to 30%, and zero coupon bonds to 7%. Both types of bonds appreciate more than callable bonds when interest rates fall. A non-callable bond generally can not be redeemed by its issuer before its scheduled maturity, so it usually has a longer maturity than a callable bond, which may be redeemed early. As a result, non-callable bonds tend to appreciate faster than callable bonds when interest rates fall.

These non-callable bonds do not always offer the highest yields. So to increase income, we own callable bonds with more substantial coupons. The Series holds about 45% of assets in callable bonds carrying coupons of 6.5% or higher.

The Market Moves
To Insured Bonds.

Insured bonds are in demand, particularly after Orange County, California, filed for bankruptcy last year. More and more issuers are selecting insurance to back the principal and interest payment on tax-free municipal securities, because it makes the bonds easier to sell, which reduces the interest rate the issuing government must pay. To date this year, nearly 42% of new municipal bonds are insured, compared with 38% for all of last year.

Nowhere is this more apparent than in California, where almost half of all new issues are now insured, compared with a mere 12% last year.

We Like California After Orange County.

California insured municipal bonds are cheaper than comparable bonds sold by entities in other states as a result of the controversy surrounding Orange County. We've been buying bonds issued in California because we find their prices attractive and we expect that they will appreciate as Orange County stabilizes financially.

As far as states are concerned. the largest percentage of our assets are invested in California, followed by Texas, Pennsylvania, New Jersey and New York.

And Not So Well.

For nine of the last ten years, there has been a surge in new municipal bond issues late in the year, as many governments rush to meet year-end deadlines to market securities. This flood of supply usually depresses prices temporarily, so it's an excellent buying opportunity. To prepare for this year's fall sale, we brought our cash level up to 10% so we were ready to buy. But we were disappointed. When the supply washed in, prices did not fall because demand remained high, led by property and casualty insurance companies. (These insurers are buying tax-free municipals this year because their profits are up dramatically.) This high cash position held back our performance somewhat. We have now put our cash back to work and are once again fully invested.

Credit Quality.

Prudential Municipal Bond Fund
Insured Series as of 10/31/95


(CHART)

Marie Conti, Fund Manager

Prudential Municipal Bond Fund:

Intermediate Series

The Intermediate Series seeks to provide a high level of income consistent with preservation of capital. It invests primarily in investment grade municipal obligations with three- to 15-year maturities, and will have a dollar-weighted average portfolio maturity of more than three years and less than 10 years. The Series is structured to be less price sensitive to interest rate changes than if it held only longer-term bonds.



Cumulative Total Returns1                                               As of
10/31/95
                                Six         One               Five
Since
                               Months       Year              Years
Inception2
                Class A         5.6%        10.6%             44.6%
50.7%
                Class B         5.5         10.3              41.8          77.5
                Class C         5.4         10.0               N/A           7.6
Lipper Inter. Muni Avg3         5.4         10.9              43.3          82.3






Average Annual Total Returns1                                    As of 9/30/95
                                       One          Five                Since
                                       Year         Years             Inception2
                       Class A          5.1%         7.2%                6.7%
                       Class B          2.8          7.2                 7.3
                       Class C          6.5          N/A                 5.6






Dividends and
Yields
As of 10/31/95
                                                         Taxable Equivalent
Yield
                       Total Dividends         30-Day          At Tax Rates Of
                        Paid for Six Mos.     SEC Yield        36%        39.6%
                Class A        $0.24       3.90%              6.09%        6.46%
                Class B        $0.22       3.64               5.69         6.03
                Class C        $0.20       3.38               5.28         5.60

Past performance is not a guarantee of future results. Principal and investment return will fluctuate so that an investor s shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 3% for Class A shares and a contingent deferred sales charge of 5%, 4%, 3%, 2%, 1% and 1% for six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares automatically convert to Class A shares on a quarterly basis, after approximately seven years.

2Inception dates: 1/22/90 for Class A; 9/17/87 for Class B; and 8/1/94 for Class C.

3The Lipper fund average includes 131 funds for six months, 115 funds for one year, 32 funds for five years and 22 funds since inception of the Class B shares on 9/17/87.

Note: In the past, the Series were partially subsidized and management fees were waived. These figures do not include subsidies and fee waivers, without which returns would have been lower.

Top Five Holdings.*

3.5% Oxnard Fin. Auth. (CA)
     Leasing Revenues

3.3% New York City
     General Obligation

3.3% Washington St. Pub. Pwr.
     Nuclear Project #2

2.7% Maricopa County (AZ)
     Community College

2.7% Colo. Student Obligation
     Student Loan Revenue

* Expressed as a percentage of total net assets as of 10/31/95. Portfolio holdings are subject to change.

Sector Breakdown.
Prudential Municipal Bond Fund
Intermediate Series as of 10/31/95

(CHART)

                                                      Intermediate Series

What Went Well.

We Expected RatesTo Fall. They Did.

To provide the Series with an intermediate average maturity, we hold bonds with both short and long maturities. The longer maturities are typically concentrated in the 10-to 15-year range. Anticipating that interest rates would fall, we lengthened maturities by selling our 10-year securities and buying 15-year bonds. This worked nicely for us because the 10-year securities had become relatively expensive, so we sold them profitably, and the 15-year was inexpensive, so we believe we got a good price. (In addition, the 15-year appreciated more than the 10-year in price as interest rates fell.)

As of October 31, our duration, a measure of the Series' sensitivity to interest rate changes, was 6.4 years, up from 5.7 years on April 30. So as interest rates did decline as we expected, the value of our holdings rose. At the same time, we held assets in non-callable bonds steady at 46%. We like non-callable bonds because they generally can not be redeemed by their issuers before their scheduled maturity, so they usually have a longer maturity than a callable bond, which may be redeemed early. As a result, non-callable bonds tend to appreciate faster than callable bonds when interest rates fall (because of their longer maturities).

We Bought More Insured Bonds.

Insured bonds have captured more and more of the tax-free municipal market since Orange County, California filed for reorganization under the bankruptcy code last December. In the last six months, we have increased our insured holdings to 48% of assets from 40%. This benefited the Series because as interest rates fell, insured bonds rose in price faster than uninsured bonds. That is because insured bonds are rated Triple-A - the highest credit rating and therefore their prices depend almost purely on interest rate movements.

When Denver Airport this year sold new bonds, the issuing authority purchased insurance on them. Once an organization has one bond issue insured, it is possible to purchase insurance in the secondary market on other, older bonds issued by the same organization. Since we owned some older airport bonds, we were able to purchase insurance on them, and as a result they are now worth more than it cost us to insure them.

And Not So Well.

A longer duration would have helped. Duration measures the sensitivity of a bond's price to interest rate changes. The longer the duration, the more the bond's price appreciates when interest rates fall, and vice versa. Over the winter, as the rest of the market rallied, our duration was shorter than that of some competing funds, because we overestimated the strength of the national economy. As the slowdown became apparent in the second quarter, we extended duration. Duration generally ranged from 5.7 years to 6.4 years, and was 6.4 years on October 31.

The Outlook.

Municipal bonds are attractive right now. We're expecting an increase in supply in the coming months, which should follow falling interest rates-new issues would be welcomed in this supply- starved market. This will be a time to buy.

In the near term, we expect municipal bond prices to be sensitive to any proposal designed to reduce the federal income tax paid by the nation's wealthier individuals. Many of the plans now under discussion in Washington would lower or eliminate taxes on investment income, reducing or eliminating the historical tax-advantaged appeal of municipal bonds.

Municipal bond investors should be prepared to weather some volatility this year as a consequence. While some tax law changes are inevitable, what type of plan officials will adopt is far from clear. This uncertainty creates opportunity. We believe that talk of tax reform has created an attractive buying opportunity in today's municipal market.

Credit Quality.

Prudential Municipal Bond Fund
Intermediate Series as of 10/31/95

(CHART)

President's Letter December 15, 1995

(PICTURE)

Dear Shareholder:

For many investors, 1995 was a profitable year - most stock and bond funds enjoyed healthy returns from the U.S. markets. While climbing returns can tempt even the most skittish investors to start buying again, it is important to remember that the stock and bond markets go down just as they go up. At times like these, remember the importance of working with your Financial Advisor or Registered Representative to help you find investments that are consistent with your risk tolerance and time horizon. Your Financial Advisor or Registered Representative can help you maintain realistic expectations about both the potential performance and risks associated with your investments.

American Dream Savings Account.

The U.S. Congress is now considering one of the most significant and positive pieces of legislation to affect individual investors - the American Dream Savings Account. This legislation may improve the traditional Individual Retirement Account (IRA) by allowing higher non- working spouse contributions as well as tax-free and penalty-free withdrawals from the account before age
59 1/2, for certain expenses. We will keep our Financial Advisors and Registered Representatives updated on the progress of this legislation, so call him or her to learn how you may benefit.

Shareholder Legislative Action Program.

From time to time we've be informing you about significant legislation before Congress, such as the American Dream Savings Account, that may potentially impact mutual fund investors. We want to make it easier for you to share your views with your Congressional member. So, beginning in 1996, your shareholder reports will contain postage-paid message cards that you simply drop in the mail if you want to let your senator or representative know how you feel about pending legislation.

Fund Profiles.

Over the past year, we've worked to make your shareholder reports more interesting, informative and easy to read. This year, we'll be turning our attention to "fund profiles." Some mutual fund companies now offer one to shareholders along with a full prospectus. The purpose of a fund profile is to provide a very brief, reader-friendly summary of a fund's objective, investments, risks and expenses. Would you like to see fund profiles from us? Please call your Financial Advisor or Registered Representative to share your views.

As always, thank you for your confidence in Prudential Mutual Funds.

Sincerely,


Richard A. Redeker
President

Portfolio of Investments as of                PRUDENTIAL MUNICIPAL BOND FUND
October 31, 1995 (Unaudited)                  HIGH YIELD SERIES
--------------------------------------------------------------------------------

                       Principal
                                                                  Moody's
Interest     Maturity     Amount          Value
Description (a)                                                    Rating
Rate         Date        (000)         (Note 1)
-----------------------------------------------------------------------------
-------------------------------------------------
LONG-TERM INVESTMENTS--97.0%
-----------------------------------------------------------------------------
-------------------------------------------------
Alabama--0.4%
Ft. Payne Ind. Dev. Brd. Rev., Gametime Inc.                      NR
10.25%       8/01/09   $  4,269     $    4,666,444
-----------------------------------------------------------------------------
-------------------------------------------------
Arizona--1.0%
Ft. Mojave Indian Tribe Wtr. & Swr. Rev.                          NR
10.25        9/01/19      3,000 (c)      1,620,000
Pima Cnty. Ind. Dev. Auth., Multifam. Mtge. Rev., La Cholla
   Proj.                                                          NR
 8.50        7/01/20     10,000          8,500,000

                                    --------------

                                        10,120,000
-----------------------------------------------------------------------------
-------------------------------------------------
California--12.2%
Alameda Cmnty. Facs. Dist. Spec. Tax Rev. No. 1, Harbor Bay       NR
 7.75        9/01/19      8,175          8,566,664
California Hsg. Fin. Agcy. Rev., Home Mtge., Ser. G               Aa
 8.15        8/01/19      1,060          1,121,840
California St. Var. Purp.                                         A1
 5.75       10/01/10      5,880          6,058,223
Delano Ctfs. of Part., Regl. Med. Ctr., Ser. 92A                  NR
 9.25        1/01/22      6,865          7,865,368
Folsom Spec. Tax Dist. No. 2                                      NR
 7.70       12/01/19      3,130          3,253,979
Foothill & Eastern Trans. Corr. Agcy.,
   Cap. Apprec., Toll Rd., Ser A.                                 Baa
  Zero       1/01/20      4,250            817,275
   Cap. Apprec., Ser. A                                           Baa
  Zero       1/01/21      5,245            942,054
Long Beach Redev. Agcy. Hsg.,
   Multifam. Hsg. Rev., Pacific Court Apts.                       NR
 6.80        9/01/13      3,805          3,448,053
   Multifam. Hsg. Rev., Pacific Court Apts.                       NR
 6.95        9/01/23      6,195          5,491,310
Los Angeles Regl. Arpts. Impvt. Corp., Cont. Air Sublease         NR
 9.25        8/01/24     15,345         16,983,846
Orange Cnty. Cmnty. Facs. Dist., Foothill Ranch, Ser. A           NR
 7.375       8/15/18      7,500 (h)      8,816,100
Orange Cnty. Cmnty. Loc. Trans. Auth., Reg. Linked Savrs. &
   Ribs                                                           Aa
 6.20        2/14/11      7,000          7,243,810
Richmond Redev. Agcy. Rev., Multifam. Bridge Affordable Hsg.      NR
 7.50        9/01/23     10,000         10,020,500
Roseville Joint Union H.S. Dist.,
   Ser. B, F.G.I.C.                                               Aaa
  Zero       8/01/08      1,660            836,308
   Ser. B, F.G.I.C.                                               Aaa
  Zero       8/01/09      1,740            821,871
   Ser. B, F.G.I.C.                                               Aaa
  Zero       8/01/11      1,890            776,299
   Ser. B, F.G.I.C.                                               Aaa
  Zero       8/01/14      2,220            739,460
Sacramento City Fin. Auth. Rev., Tax Alloc., M.B.I.A.             Aaa
  Zero      11/01/15      5,695          1,745,859
Sacramento Cnty. Spec. Tax Rev.,
   Dist. No. 1, Elliot Ranch                                      NR
 8.20        8/01/21      3,750          3,977,288
   Dist. No. 1, Laguna Creek Ranch                                NR
 8.25       12/01/20      4,500          4,812,120
San Bernardino Cnty., Ctfs. of Part., Med. Ctr. Fin. Proj.        Baa1
 6.00        8/01/09      7,500          7,668,600
San Joaquin Hills Trans. Corr. Agcy.,
   Toll Rd. Rev.                                                  NR
  Zero       1/01/11     12,900          3,971,781
   Toll Rd. Rev.                                                  NR
  Zero       1/01/25     15,700          2,220,294

--------------------------------------------------------------------------------
See Notes to Financial Statements.                                       7 -----

Portfolio of Investments as of                PRUDENTIAL MUNICIPAL BOND FUND
October 31, 1995 (Unaudited)                  HIGH YIELD SERIES
--------------------------------------------------------------------------------

                       Principal
                                                                  Moody's
Interest     Maturity     Amount          Value
Description (a)                                                    Rating
Rate         Date        (000)         (Note 1)
-----------------------------------------------------------------------------
-------------------------------------------------
California (cont'd.)
Santa Margarita/Dana Point Auth., Impvt. Dist.
   Ser. A, M.B.I.A.                                               Aaa
 7.25%       8/01/13   $  1,990     $    2,353,613
   Ser. B, M.B.I.A.                                               Aaa
 7.25        8/01/12      3,000          3,569,490
So. California Pub. Pwr. Auth. Trans., Cap. Apprec.               Aa
Zero         7/01/14      8,500          2,804,150
So. California Pub. Pwr. Auth., Pwr. Proj. Rev.                   A
 6.75        7/01/10      6,000          6,645,240
So. San Francisco Redev., Agcy., Tax Alloc., Gateway Redev.
   Proj.                                                          NR
 7.60        9/01/18      2,375          2,484,868
Victor Valley Union H.S. Dist.,
   Gen. Oblig., M.B.I.A.                                          Aaa
Zero         9/01/12      3,605          1,370,225
   Gen. Oblig., M.B.I.A.                                          Aaa
Zero         9/01/14      4,740          1,571,120
   Gen. Oblig., M.B.I.A.                                          Aaa
Zero         9/01/16      3,990          1,163,883

                                    --------------

                                       130,161,491
-----------------------------------------------------------------------------
-------------------------------------------------
Colorado--2.7%
Eagle Cnty. Co., Lake Creek Affordable Hsg., Ser. A               NR
 8.00       12/01/23     11,610         11,813,407
San Miguel Cnty., Mountain. Vlge. Met. Dist., Gen. Oblig.         NR
 8.10       12/01/11      3,200          3,530,016
Superior Met. Dist. No. 1, Wtr. & Swr.,
   Rev.                                                           NR
 7.50       12/01/98      3,300          3,398,274
   Rev.                                                           NR
 8.50       12/01/13      8,900          9,680,797

                                    --------------

                                        28,422,494
-----------------------------------------------------------------------------
-------------------------------------------------
Connecticut--0.8%
Connecticut St. Dev. Auth. Swr. Netco Waterbury Ltd.              NR
 9.375       6/01/16      8,000          8,222,080
-----------------------------------------------------------------------------
-------------------------------------------------
District Of Columbia--1.5%
Dist. of Columbia Rev.,
   America Geophysical Union, Ser. A, M.B.I.A.                    Aaa
 6.50        6/01/10      6,000          6,602,400
   Nat'l. Pub. Radio                                              NR
 7.625       1/01/18      8,800          9,052,472

                                    --------------

                                        15,654,872
-----------------------------------------------------------------------------
-------------------------------------------------
Florida--6.4%
Crossings at Fleming Island Cmnty. Dev. Dist., Clay City          NR
 8.25        5/01/16      8,000          8,356,320
Escambia Cnty. Hlth. Facs. Auth. Rev.,
   Azalea Trace                                                   NR
 9.25        1/01/06      2,605          2,852,345
   Baptist Hosp. Ref., Ser. A                                     BBB(d)
 8.60       10/01/02      4,385          4,886,688
Florida Hsg. Fin. Agcy., Palm Aire Proj., Multifam. Mtge.
   Rev.                                                           NR
Zero         1/01/20      9,448 (c)      6,519,461
No. Springs Impvt. Dist. Wtr. Mgt.,
   Ser. A                                                         NR
 8.20        5/01/24      2,000          2,217,640
   Ser. A                                                         NR
 8.30        5/01/24      1,755          1,948,752

--------------------------------------------------------------------------------
-----                                  8      See Notes to Financial Statements.

Portfolio of Investments as of                PRUDENTIAL MUNICIPAL BOND FUND
October 31, 1995 (Unaudited)                  HIGH YIELD SERIES
--------------------------------------------------------------------------------

                       Principal
                                                                  Moody's
Interest     Maturity     Amount          Value
Description (a)                                                    Rating
Rate         Date        (000)         (Note 1)
-----------------------------------------------------------------------------
-------------------------------------------------
Florida (cont'd.)
Orlando Util. Comm., Wtr. & Elec. Rev., Ser. D                    Aa
 6.75%      10/01/17   $  2,000     $    2,313,220
Osceola Cnty. Comm. Prov., Pooled Loan Proj.                      NR
 7.75        7/01/17      9,000          9,512,370
Palm Beach Cnty. Hsg. Auth., Banyan Club Apts.                    NR
 7.75        3/01/23      4,605          4,935,915
Sarasota Hlth. Facs., Kobernick Hsg. Meadow Park Proj.            NR
10.00        7/01/22      6,950          7,708,106
Seminole Cnty. Ind. Dev. Auth. Rev., Fern Park                    NR
 9.25        4/01/12      6,345          6,861,546
Tampa Rev., Aquarium Proj.                                        NR
 7.75        5/01/27      7,500          7,896,825
Tampa Sports Auth. Rev., Tampa Bay Arena Proj., M.B.I.A.          Aaa
 5.75       10/01/15      2,500          2,584,150

                                    --------------

                                        68,593,338
-----------------------------------------------------------------------------
-------------------------------------------------
Georgia--2.3%
Atlanta Urban Res. Fin. Auth., Clark Atlanta Univ. Dorm.
   Proj.                                                          NR
 9.25        6/01/10      4,810 (h)      5,821,543
Effingham Cnty. Dev. Auth., Ft. Howard Corp.                      B1
 7.90       10/01/05     10,000         10,660,200
Fulton Cnty. Wtr. & Swr. Rev., F.G.I.C.                           Aaa
 6.375       1/01/14      6,000          6,590,460
Mun. Elec. Auth., Spec. Oblig., Proj. 1                           A
 6.50        1/01/12      1,500          1,596,030

                                    --------------

                                        24,668,233
-----------------------------------------------------------------------------
-------------------------------------------------
Hawaii--0.7%
Hawaii Cnty. Impvt. Dist. No. 17                                  NR
 9.50        8/01/11      6,995          7,302,500
-----------------------------------------------------------------------------
-------------------------------------------------
Illinois--9.3%
Chicago Brd. Edl., Lease Ctfs., Ser. A, M.B.I.A.                  Aaa
 6.00        1/01/20     14,000         14,471,240
Chicago O'Hare Int'l. Arpt.,
   Amer. Airlines, Ser. A                                         Baa2
 7.875      11/01/25      4,000          4,291,480
   Amer. Airlines Proj., Ser. B                                   Baa2
 8.20       12/01/24      1,000          1,150,230
   United Airlines, Ser. B                                        Baa2
 8.45        5/01/07      6,000          6,584,520
   United Airlines, Ser. B                                        Baa2
 8.50        5/01/18      6,500          7,124,390
   United Airlines, Ser. B                                        Baa2
 8.85        5/01/18      2,805          3,195,484
   United Airlines, Ser. B                                        Baa2
 8.95        5/01/18      2,400          2,722,008
Hennepin Ind. Dev. Rev.,
   Exolon Esk. Co. Proj.                                          NR
 8.875       1/01/18      8,000          8,418,000
   Methchem. Corp. Proj., Ser. 89                                 NR
10.25        1/01/05      4,420 (c)        132,600
Illinois Hlth. Facs. Auth. Rev.,
   Adventist Living Ctr.                                          NR
11.00       12/01/15      2,245 (c)        538,693
   Beacon Hill Proj., Ser. A                                      NR
 9.00        8/15/19      7,331          8,054,203
   Midwest Physician Group Ltd. Proj.                             BBB-(d)
 8.10       11/15/14      3,135          3,296,013
   Midwest Physician Group Ltd. Proj.                             BBB-(d)
 8.125      11/15/19      3,285          3,459,828
Kane & De Kalb Cntys. Sch.,
   Dist. No. 301, Cap. Apprec., A.M.B.A.C.                        Aaa
Zero        12/01/11      3,360          1,362,849
   Dist. No. 301, Cap. Apprec., A.M.B.A.C.                        Aaa
Zero        12/01/13      4,065          1,435,433

--------------------------------------------------------------------------------
See Notes to Financial Statements.                                       9 -----

Portfolio of Investments as of                PRUDENTIAL MUNICIPAL BOND FUND
October 31, 1995 (Unaudited)                  HIGH YIELD SERIES
--------------------------------------------------------------------------------

                       Principal
                                                                  Moody's
Interest     Maturity     Amount          Value
Description (a)                                                    Rating
Rate         Date        (000)         (Note 1)
-----------------------------------------------------------------------------
-------------------------------------------------
Illinois (cont'd.)
Metro Pier & Exp. Auth. Rev., McCormick Place, F.G.I.C.           Aaa
Zero         6/15/14    $15,000     $    5,006,700
Vlge. of Robbins, Cook City, Robbins Res. Rec., LP Proj.          NR
9.25%       10/15/14     22,000         23,713,580
Winnebago Cnty. Hsg. Auth., Park Tower Assoc., Sec. 8             NR
 8.125       1/01/11      4,367          4,593,125

                                    --------------

                                        99,550,376
-----------------------------------------------------------------------------
-------------------------------------------------
Indiana--1.5%
Bluffton Econ. Dev. Rev., Kroger Co. Proj.                        Ba2
 7.85        8/01/15      7,500          8,120,025
Wabash Econ. Dev. Rev. Bonds, Connell Ltd.                        NR
 8.50       11/24/17      7,250          7,871,615

                                    --------------

                                        15,991,640
-----------------------------------------------------------------------------
-------------------------------------------------
Iowa--1.9%
City of Cedar Rapids Rev., 1st Mtge., Cottage Grove Place
   Proj.                                                          NR
 9.00        7/01/18      9,375          9,433,406
Iowa St. Fin. Auth., Hlth. Care Facs. Rev., Mercy Hlth.
   Initiatives Proj.                                              NR
 9.95        7/01/19     10,000         10,690,400

                                    --------------

                                        20,123,806
-----------------------------------------------------------------------------
-------------------------------------------------
Kentucky--0.7%
Kentucky St. Tpke. Auth. Rev., F.G.I.C.                           Aaa
Zero         1/01/10      8,250          3,809,273
Owensboro Elec. Lt. & Pwr. Rev.,
   Ser. B, A.M.B.A.C.                                             Aaa
Zero         1/01/14      5,000          1,754,050
   Ser. B, A.M.B.A.C.                                             Aaa
Zero         1/01/16      6,650          2,058,507

                                    --------------

                                         7,621,830
-----------------------------------------------------------------------------
-------------------------------------------------
Louisiana--3.6%
Hodge Util. Rev., Stone Container Corp.                           NR
 9.00        3/01/10     10,000         10,891,100
New Orleans Home Mtge. Auth. Rev., Sngl. Fam. Mtge., Ser. A,
   G.N.M.A.                                                       Aaa
 8.60       12/01/19      1,670 (b)      1,797,805
New Orleans Ind. Dev. Rev.                                        BB(d)
 8.75       10/01/19      3,600          4,057,920
New Orleans, Gen. Oblig., Cap. Apprec., A.M.B.A.C.                Aaa
Zero         9/01/18      3,090            807,046
St. Charles Parish Poll. Ctrl. Rev.,
   Pwr. & Lt. Co.                                                 NR
 8.25        6/01/14     10,000         11,199,300
   Pwr. & Lt. Co., Ser. 1989                                      Baa3
 8.00       12/01/14      3,500          3,928,855
West Feliciana Parish Poll. Ctrl. Rev., Gulf St. Util. Co.
   Proj.                                                          NR
 9.00        5/01/15      5,250          5,901,683

                                    --------------

                                        38,583,709
-----------------------------------------------------------------------------
-------------------------------------------------
Maryland--1.1%
Anne Arundel Cnty. 1st Mtge. Rev., Pleasant Living Conv.          NR
 8.50        7/01/13      3,410          3,637,106

--------------------------------------------------------------------------------
-----                                  10     See Notes to Financial Statements.

Portfolio of Investments as of                PRUDENTIAL MUNICIPAL BOND FUND
October 31, 1995 (Unaudited)                  HIGH YIELD SERIES
--------------------------------------------------------------------------------

                       Principal
                                                                  Moody's
Interest     Maturity     Amount          Value
Description (a)                                                    Rating
Rate         Date        (000)         (Note 1)
-----------------------------------------------------------------------------
-------------------------------------------------
Maryland (cont'd.)
NE Wste. Disp. Auth.,
   Sludge Comp. Fac.                                              NR
 7.25%       7/01/07   $  4,582     $    4,740,217
   Sludge Comp. Fac.                                              NR
 8.50        7/01/07      3,300          3,474,273

                                    --------------

                                        11,851,596
-----------------------------------------------------------------------------
-------------------------------------------------
Massachusetts--4.1%
Boston Ind. Dev. Fin. Auth. Ind. Rev., 1st Mtge. Springhouse
   Proj.                                                          NR
 9.25        7/01/15      8,000          8,187,280
Mass. Bay Trans. Auth., Gen. Trans. Sys., Ser. A, F.G.I.C.        Aaa
 7.00        3/01/21      7,500          8,922,900
Mass. St. Coll. Bldg. Proj. and Ref. Bonds                        A
 7.50        5/01/14      1,750          2,126,583
Mass. St. Hlth. & Edl. Facs. Auth. Rev.,
   Cardinal Cushing Gen. Hosp.                                    NR
 8.875       7/01/18      7,500          8,127,825
   St. Josephs Hosp., Ser. C                                      NR
 9.50       10/01/20      5,735 (h)      6,634,076
Mass. St. Hsg. Fin. Agcy. Rev., Res. Hsg., Ser. B                 BBB(d)
 8.10        8/01/23        335            351,820
Mass. St. Ind. Fin. Agcy. Rev., Cont. Res., Ser. A                NR
 9.50        2/01/00      2,750          2,894,815
Randolph Hsg. Auth., Multifam. Hsg., Liberty Place Proj. A,
   Ser. A                                                         NR
 9.00       12/01/21      6,045          6,294,840

                                    --------------

                                        43,540,139
-----------------------------------------------------------------------------
-------------------------------------------------
Michigan--5.6%
Detroit Wtr. Supp. Sys. Rev.
   Ref., Ser. B, M.B.I.A.                                         NR
 5.55        7/01/12      1,000          1,003,160
   Sec. Lien, Ser. A, M.B.I.A.                                    NR
 5.55        7/01/12      1,100          1,103,476
Grand Rapids Dev. Auth.
   Cap. Apprec., M.B.I.A.                                         Aaa
Zero         6/01/10      3,000          1,342,560
   Cap. Apprec., M.B.I.A.                                         Aaa
Zero         6/01/11      3,160          1,318,194
   Cap. Apprec., M.B.I.A.                                         Aaa
Zero         6/01/12      3,000          1,164,240
Gratiot Cnty. Econ. Dev. Corp., Danley Die Proj., Connell
   L.P.                                                           NR
 7.625       4/01/07      3,200          3,363,552
Holland Sch. Dist., Cap. Apprec., A.M.B.A.C.                      Aaa
Zero         5/01/17      2,950            834,024
Lowell Area Sch., F.G.I.C.                                        Aaa
Zero         5/01/14      5,000          1,702,200
Meridian Econ. Dev. Corp. Rev., Burcham Hills Retirement
   Facs.                                                          NR
 9.625       7/01/19      2,850          3,066,799
Michigan St. Hosp. Fin. Auth. Rev., Saratoga Cmnty. Hosp.         NR
 8.75        6/01/10      6,900          7,459,590
Michigan Strategic Fund Ltd. Oblig. Rev.,
   Great Lakes Pulp & Fibre Proj.                                 NR
10.25       12/01/16     20,000         20,913,400
Michigan Strategic Fund, Solid Wste. Disp., Gennese Pwr.
   Station                                                        NR
 7.50        1/01/21     10,000         10,140,300
Wayne Cnty. Bldg. Auth., Ser. A                                   Baa
 8.00        3/01/17      3,500 (h)      4,182,430
West Ottawa Sch. Dist.,
   F.G.I.C.                                                       Aaa
Zero         5/01/15      4,825          1,535,074
   F.G.I.C.                                                       Aaa
Zero         5/01/18      3,215            856,508

                                    --------------

                                        59,985,507

--------------------------------------------------------------------------------
See Notes to Financial Statements.                                      11 -----

Portfolio of Investments as of                PRUDENTIAL MUNICIPAL BOND FUND
October 31, 1995 (Unaudited)                  HIGH YIELD SERIES
--------------------------------------------------------------------------------

                       Principal
                                                                  Moody's
Interest     Maturity     Amount          Value
Description (a)                                                    Rating
Rate         Date        (000)         (Note 1)
-----------------------------------------------------------------------------
-------------------------------------------------
Minnesota--1.1%
Minneapolis St. Paul Hsg. Fin. Brd., Multifam. Mtge. Rev.,
   Riverside Plaza., G.N.M.A.                                     AAA(d)
 8.25%      12/20/30   $  4,000     $    4,300,800
So. Minnesota Mun. Pwr. Agcy. Supply Sys.,
   Ser. A, M.B.I.A.                                               Aaa
Zero         1/01/19     25,875          6,797,621
   Ser. A, M.B.I.A.                                               Aaa
Zero         1/01/20      1,500            371,265

                                    --------------

                                        11,469,686
-----------------------------------------------------------------------------
-------------------------------------------------
Mississippi--1.8%
Claiborne Cnty. Poll. Ctrl. Rev.,
   Mid. So. Engy. Sys.                                            NR
 9.875      12/01/14      6,100          6,992,308
   Mid. So. Engy. Sys., Ser. A                                    NR
 9.50       12/01/13     10,350         11,828,705

                                    --------------

                                        18,821,013
-----------------------------------------------------------------------------
-------------------------------------------------
Missouri--0.7%
St. Louis Cnty. Ind. Dev. Auth. Rev.,
   Soemm Proj.                                                    NR
10.25        7/01/08      2,350          2,406,659
St. Louis Cnty. Reg. Conv. & Sports Comp., Ser. C                 NR
 7.90        8/15/21      4,250          4,698,715

                                    --------------

                                         7,105,374
-----------------------------------------------------------------------------
-------------------------------------------------
Nebraska--0.3%
Nebraska Invest. Fin. Auth., G.N.M.A., Sngl. Fam. Mtge.
   Rev., Ser. I, M.B.I.A.                                         Aaa
 8.125       8/15/38      2,550          2,705,142
-----------------------------------------------------------------------------
-------------------------------------------------
New Hampshire--3.0%
New Hampshire Higher Edl. & Hlth. Facs. Auth. Rev.,
   Antioch College                                                NR
 7.875      12/01/22      5,530          6,104,401
   Havenwood/Heritage Heights                                     NR
 9.75       12/01/19      7,765          8,602,222
New Hampshire St. Ind. Dev. Auth., Poll. Ctrl. Rev.,
   Proj. A, 1st. Mtge.                                            Baa3
 7.65        5/01/21     12,000         12,752,640
   Ser. A, 1st. Mtge.                                             Baa3
 8.00       12/01/14      4,125          4,373,160

                                    --------------

                                        31,832,423
-----------------------------------------------------------------------------
-------------------------------------------------
New Jersey--4.3%
New Jersey St. Econ. Dev. Auth. Rev., 1st Mtge.
   Fellowship Vill., Proj.                                        NR
 9.25        1/01/25     11,500         12,317,650
   Keswick Pines Proj.                                            NR
 7.75        1/01/01     10,845         11,067,214

--------------------------------------------------------------------------------
-----                                  12     See Notes to Financial Statements.

Portfolio of Investments as of                PRUDENTIAL MUNICIPAL BOND FUND
October 31, 1995 (Unaudited)                  HIGH YIELD SERIES
--------------------------------------------------------------------------------

                       Principal
                                                                  Moody's
Interest     Maturity     Amount          Value
Description (a)                                                    Rating
Rate         Date        (000)         (Note 1)
-----------------------------------------------------------------------------
-------------------------------------------------
New Jersey (cont'd.)
New Jersey St. Trans. Trust Fund Auth. Trans. Sys.
   M.B.I.A.                                                       Aaa
 5.00%       6/15/15   $  5,000     $    4,701,900
   M.B.I.A.                                                       Aaa
 6.50        6/15/11     15,500         17,335,045

                                    --------------

                                        45,421,809
-----------------------------------------------------------------------------
-------------------------------------------------
New York--3.3%
Met. Trans. Auth. Facs. Rev., Ser. N, F.G.I.C.                    Aaa
Zero         7/01/13      8,340          3,095,224
New York City Ind. Dev. Agcy.,
   Mesorah Pub. Ltd.                                              NR
10.25        3/01/19      1,950          2,216,097
   Amer. Airlines Inc.                                            Baa2
 8.00        7/01/20      3,320          3,555,620
New York City, Ser. B                                             Baa1
 7.25        8/15/07      3,500          3,918,425
New York Hosp. Rev., Newark Wayne Cmnty. Hosp. Inc., Ser. A       NR
 7.60        9/01/15      3,305          3,380,189
New York St. Engy. Res. & Dev. Auth. Rev., Brooklyn Union
   Gas Co. Ser. D, M.B.I.A.                                       Aaa
 7.133       7/08/26      2,000 (g)      1,855,000
New York St. Mtge. Agcy. Rev., Homeowner Mtge. Ser. GG            Aa
 8.125       4/01/20      2,250          2,332,328
Port Auth. of New York & New Jersey, USAir LaGuardia Arpt.        B2
 9.125      12/01/15      4,000          4,516,920
Triborough Brdg. & Tunnel Auth. Rev.,
   Genl. Purpose, Ser. A                                          Aa
 6.00        1/01/10      5,000          5,293,950
   Genl. Purpose, Ser. Y                                          Aa
 5.50        1/01/17      5,170          5,049,591

                                    --------------

                                        35,213,344
-----------------------------------------------------------------------------
-------------------------------------------------
North Carolina--1.5%
North Carolina Municipal Pwr. Agcy. Number 1 Catawba, Elec.
   Rev.                                                           A
 4.10        1/01/05     17,530         15,670,418
-----------------------------------------------------------------------------
-------------------------------------------------
North Dakota--1.1%
Mercer Cnty., Antelope Valley Station, A.M.B.A.C.                 Aaa
 7.20        6/30/13     10,000         11,804,100
-----------------------------------------------------------------------------
-------------------------------------------------
Ohio--2.8%
Cleveland Pub. Pwr. Sys. Rev.,
   1st Mtge., Ser. A, M.B.I.A.                                    Aaa
Zero        11/15/09      3,000          1,414,260
   1st Mtge., M.B.I.A.                                            Aaa
Zero        11/15/12      1,000            387,570
   1st Mtge., M.B.I.A.                                            Aaa
Zero        11/15/13      1,500            545,190
Mahoning Valley San. Dist. Wtr. Rev.                              NR
 7.75        5/15/19      8,000          8,668,400
Montgomery Cnty. Hlthcare. Facs. Rev., Friendship Vlge.
   Dayton,
   Proj. B                                                        NR
 9.25        2/01/16      4,500          4,730,940
Ohio St. Wtr. Dev. Auth. Poll. Ctrl. Facs., 1st Mtge.,
   Cleveland Elec.                                                Ba2
 8.00       10/01/23      3,000          3,167,430
   Toledo Edison                                                  Ba2
 8.00       10/01/23      7,000          7,390,670
Ohio St. Wtr. Dev. Auth. Rev., Mid. Amer. Wste. Sys. Inc.         NR
 7.75        9/01/07      3,255          3,304,248

                                    --------------

                                        29,608,708

--------------------------------------------------------------------------------
See Notes to Financial Statements.                                      13 -----

Portfolio of Investments as of                PRUDENTIAL MUNICIPAL BOND FUND
October 31, 1995 (Unaudited)                  HIGH YIELD SERIES
--------------------------------------------------------------------------------

                       Principal
                                                                  Moody's
Interest     Maturity     Amount          Value
Description (a)                                                    Rating
Rate         Date        (000)         (Note 1)
-----------------------------------------------------------------------------
-------------------------------------------------
Oklahoma--0.7%
Grand River Dam Auth. Rev., A.M.B.A.C.                            Aaa
 6.25%       6/01/11   $  6,500     $    7,134,530
-----------------------------------------------------------------------------
-------------------------------------------------
Pennsylvania--5.5%
Allegheny Cnty. Hosp. Rev., West Penn. Hosp. Hlth. Ctr.           NR
 8.50        1/01/20      2,800          3,107,888
Berks Cnty. Mun. Auth. Rev.,
   Adventist Living Ctrs. Proj.                                   NR
11.00       12/01/15        367 (c)         88,191
   Alvernia Coll. Proj.                                           NR
 7.75       11/15/16      5,240          5,813,204
Chartiers Valley Ind. & Coml. Dev. Auth. Rev., Friendship
   Vlge./So. Hills                                                NR
 9.50        8/15/18      3,750          3,954,900
Dauphin Cnty. Gen. Auth. Hosp. Rev., NW Med. Ctr. Proj.           NR
 8.625      10/15/13      6,640          6,955,201
Lancaster Cnty. Solid Wste. Mgmt., Res. Rec. Auth. Sys.
   Rev., Ser. A                                                   A
 8.50       12/15/10      5,965          6,443,035
Penn. Hsg. Fin. Agcy., Sngl. Fam. Mtge. Rev.                      Aa
 8.111       4/01/25      1,050 (g)      1,038,187
Penn. St. Higher Edl. Facs. Auth. Rev., Med. Coll. of
   Pennsylvania, Ser. A                                           Baa
 8.375       3/01/11      5,200          5,674,292
Pennsylvania Econ. Dev. Fin. Auth. Recyc. Rev.                    NR
 9.25        1/01/22      7,000          7,169,610
Philadelphia Auth., Ind. Dev. Rev.                                NR
 7.75       12/01/17      5,000 (f)      5,087,600
Philadelphia Wtr. & Wstewtr. Auth. Rev.,
   M.B.I.A.                                                       Aaa
 6.25        8/01/08      3,250          3,580,850
   M.B.I.A.                                                       Aaa
 6.25        8/01/10      2,500          2,724,600
   M.B.I.A.                                                       Aaa
 6.25        8/01/12      3,000          3,247,350
Wilkes Barre Gen. Mun. Auth. Coll. Rev.,
   Misericordia Coll., Ser. A                                     NR
 7.75       12/01/12      1,245          1,374,119
   Misericordia Coll., Ser. B                                     NR
 7.75       12/01/12      2,545          2,808,942

                                    --------------

                                        59,067,969
-----------------------------------------------------------------------------
-------------------------------------------------
Puerto Rico--1.9%
Puerto Rico Elec. Pwr. Auth., Ref. Bonds, Ser. S                  Baa1
 6.125       7/01/09      7,375          7,827,751
Puerto Rico Tel. Auth. Rev.,
   Ser. I, M.B.I.A.                                               Aaa
 6.373       1/25/07      6,500 (g)      6,686,875
   Ser. I, M.B.I.A.                                               Aaa
 6.834       1/16/15      6,150 (g)      6,011,625

                                    --------------

                                        20,526,251
-----------------------------------------------------------------------------
-------------------------------------------------
Rhode Island--1.7%
Providence Redev. Agcy., Ctfs. of Part, Ser. A                    NR
 8.00        9/01/24     10,835         11,604,068
Rhode Island Hsg. & Mtge. Fin. Corp., Homeownership Opport.,
   Ser. 1A                                                        A1
 8.20       10/01/17      6,000          6,415,620

                                    --------------

                                        18,019,688

--------------------------------------------------------------------------------
-----                                  14     See Notes to Financial Statements.

Portfolio of Investments as of                PRUDENTIAL MUNICIPAL BOND FUND
October 31, 1995 (Unaudited)                  HIGH YIELD SERIES
--------------------------------------------------------------------------------

                       Principal
                                                                  Moody's
Interest     Maturity     Amount          Value
Description (a)                                                    Rating
Rate         Date        (000)         (Note 1)
-----------------------------------------------------------------------------
-------------------------------------------------
South Carolina--0.7%
Lee Cnty. Ind. Dev. Rev., Mid. Amer. Wste. Sys.                   NR
 7.00%       9/15/13   $  3,450     $    3,236,238
So. Carolina St. Hsg. Fin. & Dev. Auth., Homeownership Mtge.      Aa
 7.75        7/01/22      4,345          4,601,094

                                    --------------

                                         7,837,332
-----------------------------------------------------------------------------
-------------------------------------------------
South Dakota--0.5%
So. Dakota Econ. Dev. Fin. Auth.,
   Dakota Park                                                    NR
10.25        1/01/19      5,115          4,347,750
   Lomar Dev. Co. Proj.                                           NR
10.25        8/01/08      1,300          1,348,412

                                    --------------

                                         5,696,162
-----------------------------------------------------------------------------
-------------------------------------------------
Tennessee--1.5%
Knox Cnty. Hlth. & Edl. Facs. Rev., Baptist Hlth. Hosp.           NR
 8.50        4/15/04      7,055          7,705,894
Rutherford Cnty. Hlth. & Edl. Facs., Brd. 1st Mtge. Rev.          NR
 9.50       12/01/19      7,300          7,751,724

                                    --------------

                                        15,457,618
-----------------------------------------------------------------------------
-------------------------------------------------
Texas--3.9%
Beaumont Hsg. Fin. Corp., Sngl. Fam. Mtge. Rev.,                  A
 9.20        3/01/12      1,910          2,126,766
Bell Cnty. Hlth. Facs. Dev. Corp.,
   Adventist Living Tech. Proj., Ser. A                           NR
10.50        6/15/18      2,390          2,055,400
   Adventist Living Tech. Proj., Ser. A                           NR
10.50        6/15/18      2,905          2,498,300
Brownsville Util. Sys. Rev. Ref., A.M.B.A.C.                      Aaa
 6.25        9/01/10      4,085          4,453,426
Harris Cnty. Cultural Edl. Facs. Space Ctr., Houston Proj.        NR
 9.25        8/15/15      6,600          1,650,000
Houston Wtr. & Swr. Sys. Rev., Ser. C, A.M.B.A.C.                 Aaa
Zero        12/01/10      5,000          2,176,800
New Braunfels Ind. Sch. Dist.
   Cap. Apprec.                                                   Aaa
Zero         2/01/08      2,365          1,229,800
   Cap. Apprec.                                                   Aaa
Zero         2/01/09      2,365          1,153,907
   Cap. Apprec.                                                   Aaa
Zero         2/01/12      2,365            935,452
   Cap. Apprec.                                                   Aaa
Zero         2/01/13      1,365            505,692
Port Corpus Christi Ind. Dev. Corp., Valero Ref. & Mfg. Co.,
   Ser. A                                                         Baa3
10.25        6/01/17      1,300          1,438,827
Retama Dev. Corp., Spec. Fac., Retama Park Racetrack              NR
 8.75       12/15/18      7,500          3,750,000
Round Rock Ind. Sch. Dist., M.B.I.A.                              Aaa
Zero         8/15/11      4,385          1,808,242
San Antonio Elec. & Gas Rev.,
   Ser. B, F.G.I.C.                                               Aaa
Zero         2/01/12      7,500          2,966,550
   F.G.I.C.                                                       Aaa
Zero         2/01/09      5,000          2,439,550
Tarrant Cnty. Hlth. Facs. Dev. Corp. Rev., Foundation Proj.       NR
10.25        9/01/19      5,000          5,503,050
Texas Mun. Pwr. Agcy. Rev., M.B.I.A.                              Aaa
Zero         9/01/15     15,000          4,679,850

                                    --------------

                                        41,371,612

--------------------------------------------------------------------------------
See Notes to Financial Statements.                                      15 -----

Portfolio of Investments as of                PRUDENTIAL MUNICIPAL BOND FUND
October 31, 1995 (Unaudited)                  HIGH YIELD SERIES
--------------------------------------------------------------------------------

                       Principal
                                                                  Moody's
Interest     Maturity     Amount          Value
Description (a)                                                    Rating
Rate         Date        (000)         (Note 1)
-----------------------------------------------------------------------------
-------------------------------------------------
Virginia--1.5%
Pittsylvania Cnty. Ind. Dev. Auth. Rev. Multitrade                NR
 7.45%       1/01/09   $  3,500     $    3,723,440
Pittsylvania Cnty. Ind. Dev. Auth. Rev. Multitrade                NR
 7.55        1/01/19     12,000         12,713,880

                                    --------------

                                        16,437,320
-----------------------------------------------------------------------------
-------------------------------------------------
Washington--1.6%
Bellevue Conv. Ctr. Auth.
   King City, Oblig. Rev., M.B.I.A.                               Aaa
Zero         2/01/10        870            392,736
   King City, Oblig. Rev., M.B.I.A.                               Aaa
Zero         2/01/11      1,200            504,768
   King City, Oblig. Rev., M.B.I.A.                               Aaa
Zero         2/01/12      1,300            508,547
   King City, Oblig. Rev., M.B.I.A.                               Aaa
Zero         2/01/14      1,385            472,534
Washington St. Pub. Pwr. Sup. Sys. Rev.,
   Nuclear Proj. No. 1, Ser. B                                    Aa
 7.25        7/01/09      5,000          5,651,850
   Nuclear Proj. No. 3                                            Aa
Zero         7/01/16     10,000          2,746,800
   Nuclear Proj. No. 3, Ser. B                                    Aa
 7.125       7/01/16      5,000          5,641,400
   Nuclear Proj. No. 3                                            Aa
Zero         7/01/17      5,000          1,289,350

                                    --------------

                                        17,207,985
-----------------------------------------------------------------------------
-------------------------------------------------
West Virginia--1.8%
So. Charleston Ind. Dev. Rev., Union Carbide Chem. &
   Plastics Co.                                                   Baa2
 8.00        8/01/20      2,450          2,646,441
Weirton Poll. Ctrl. Rev., Weirton Steel Proj.                     B2
 8.625      11/01/14      4,000          4,231,120
West Virginia St. Hsg. Dev. Fund Hsg. Fin., Ser. A                Aa1
 7.95        5/01/17      8,030          8,590,815
West Virginia St. Pkwys. Econ. Dev. & Tourism Auth.,
   F.G.I.C.                                                       Aaa
 7.452       5/16/19      3,250 (g)      3,217,500

                                    --------------

                                        18,685,876

                                    --------------
Total long-term investments (cost $990,614,670)
                                     1,032,154,415

                                    --------------
SHORT-TERM INVESTMENTS--0.4%
-----------------------------------------------------------------------------
-------------------------------------------------
Alabama--0.1%
Decatur Ind. Dev. Brd. Solid Wste. Disp. Rev., Amoco Corp.,
   Ser. 95, F.R.D.D.                                              P-1
 4.05       11/01/95      1,000          1,000,000
-----------------------------------------------------------------------------
-------------------------------------------------
Arizona--0.1%
Coconino Cnty., Az. Public Svc., Ser. 94A, F.R.D.D.               P-1
 4.10       11/01/95      1,000          1,000,000

--------------------------------------------------------------------------------
-----                                  16     See Notes to Financial Statements.

Portfolio of Investments as of                PRUDENTIAL MUNICIPAL BOND FUND
October 31, 1995 (Unaudited)                  HIGH YIELD SERIES
--------------------------------------------------------------------------------

                       Principal
                                                                  Moody's
Interest     Maturity     Amount          Value
Description (a)                                                    Rating
Rate         Date        (000)         (Note 1)
-----------------------------------------------------------------------------
-------------------------------------------------
Louisiana--0.1%
Calcasieu Parish Ind. Dev. Brd., Citgo Corp.
   Ser. 94, F.R.D.D.                                             VMIG1
4.10%      11/01/95   $     100     $      100,000
   Ser. 95, F.R.D.D.                                             VMIG1
4.10       11/01/95       1,100          1,100,000

                                    --------------

                                         1,200,000
-----------------------------------------------------------------------------
-------------------------------------------------
Texas--0.1%
Gulf Coast Ind. Dev. Auth., Citgo Corp., Ser. 95, F.R.D.D.       VMIG1
4.10       11/01/95       1,200          1,200,000

                                    --------------
Total short-term investments (cost $4,400,000)
                                         4,400,000

                                    --------------
OUTSTANDING CALL OPTION PURCHASED--0.1%
U.S. Treasury Bond, Aug. '96 @$126.00 (cost $1,138,980)          NR
--           8/21/96   1,500,000          1,453,125

                                    --------------
-----------------------------------------------------------------------------
-------------------------------------------------
Total Investments--97.5%
   (cost $ 996,153,650; Note 4)
                                     1,038,007,540
Other assets in excess of liabilities--2.5%
                                        26,575,400

                                    --------------
Net Assets--100%
                                    $1,064,582,940

                                    --------------

                                    --------------

---------------
(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation F.G.I.C.--Financial Guaranty Insurance Company
    F.R.D.D.--Floating Rate (Daily) Demand Note(e)
    G.N.M.A.--Government National Mortgage Association
    M.B.I.A.--Municipal Bond Insurance Association
 (b) Portion of or entire principal amount pledged as initial margin on financial futures contracts.
 (c) Issuer in default, non-income producing security.
 (d) Standard & Poor's Rating.
 (e) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
 (f) Indicates a when-issued security.
 (g) Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at period end.
 (h) Prerefunded issues are secured by escrowed cash and direct U.S. guaranteed obligations.

NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Prospectus contains a description of Moody's and Standard & Poor's ratings.
--------------------------------------------------------------------------------
See Notes to Financial Statements.                                      17 -----

                                                  PRUDENTIAL MUNICIPAL BOND FUND
Statement of Assets and Liabilities (Unaudited)   HIGH YIELD SERIES
--------------------------------------------------------------------------------

Assets
                               October 31, 1995
Investments, at value (cost
$996,153,650).................................................................
    $ 1,038,007,540
Cash.........................................................................
 .............................               13,504
Interest
receivable...................................................................
 ....................           21,452,233
Receivable for investments
sold...........................................................................
         14,419,005
Receivable for Fund shares
sold...........................................................................
          1,403,805
Due from broker-variation
margin..........................................................................
            167,000
Deferred expenses and other
assets........................................................................
             16,958

                                 ----------------
   Total
assets.......................................................................
 ....................        1,075,480,045

                                 ----------------
Liabilities
Payable for investments
purchased....................................................................
 .....            7,099,680
Dividends
payable......................................................................
 ...................            1,649,556
Payable for Fund shares
reacquired...................................................................
 .....            1,264,142
Distribution fee
payable......................................................................
 ............              403,009
Management fee
payable......................................................................
 ..............              402,637
Accrued
expenses.....................................................................
 .....................               78,081

                                 ----------------
   Total
liabilities..................................................................
 ....................           10,897,105

                                 ----------------
Net
Assets.......................................................................
 .........................      $ 1,064,582,940

                                 ----------------

                                 ----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par..................................................................      $
    971,202
   Paid-in capital in excess of
par.......................................................................
   1,038,590,598

                                 ----------------

                                   1,039,561,800
   Accumulated net realized loss on
investments...........................................................
 (16,943,063 )
   Net unrealized appreciation of
investments.............................................................
    41,964,203

                                 ----------------
Net assets, October 31,
1995.........................................................................
 .....      $ 1,064,582,940

                                 ----------------

                                 ----------------
Class A:
   Net asset value and redemption price per share
      ($143,612,441 / 13,099,963 shares of beneficial interest issued and
outstanding)....................                $10.96
   Maximum sales charge (3% of offering
price)............................................................
     .34

                                 ----------------
   Maximum offering price to
public.......................................................................
             $11.30

                                 ----------------

                                 ----------------
Class B:
   Net asset value, offering price and redemption price per share
      ($915,162,729 / 83,490,391 shares of beneficial interest issued and
outstanding)....................               $10.96

                                 ----------------

                                 ----------------
Class C:
   Net asset value, offering price and redemption price per share
      ($5,807,770 / 529,860 shares of beneficial interest issued and
outstanding).........................               $10.96

                                 ----------------

                                 ----------------

--------------------------------------------------------------------------------
-----                                  18     See Notes to Financial Statements.

PRUDENTIAL MUNICIPAL BOND FUND
HIGH YIELD SERIES
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                 Six Months
                                                   Ended
Net Investment Income                         October 31, 1995
Income
   Interest................................     $ 39,143,675
                                              ----------------
Expenses
   Management fee, net of waiver of
      $267,408.............................        2,393,371
   Distribution fee--Class A...............           67,441
   Distribution fee--Class B...............        2,325,405
   Distribution fee--Class C...............           17,203
   Transfer agent's fees and expenses......          252,000
   Custodian's fees and expenses...........           83,000
   Reports to shareholders.................           57,000
   Registration fees.......................           40,000
   Insurance expense.......................           16,000
   Audit fees and expenses.................            8,200
   Trustees' fees and expenses.............            8,200
   Legal fees and expenses.................            8,000
   Miscellaneous...........................            2,939
                                              ----------------
      Total expenses.......................        5,278,759
   Less: custodian fee credit..............          (12,542)
                                              ----------------
      Net expenses.........................        5,266,217
                                              ----------------
Net investment income......................       33,877,458
                                              ----------------
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain on:
   Investment transactions.................        3,888,284
   Financial futures contract
      transactions.........................        1,001,050
                                              ----------------
                                                   4,889,334
                                              ----------------
Net change in unrealized
   appreciation/depreciation of:
   Investments.............................       18,775,229
   Financial futures contracts.............          (26,312)
                                              ----------------
                                                  18,748,917
                                              ----------------
Net gain on investments....................       23,638,251
                                              ----------------
Net Increase in Net Assets
Resulting from Operations..................     $ 57,515,709
                                              ----------------
                                              ----------------

PRUDENTIAL MUNICIPAL BOND FUND
HIGH YIELD SERIES
Statement of Changes in Net Assets (Unaudited)

                                   Six Months
Increase (Decrease)                  Ended           Year Ended
in Net Assets                    October 31, 1995  April 30, 1995
Operations
   Net investment income.......  $   33,877,458    $   69,751,519
   Net realized gain (loss) on
      investment
      transactions.............       4,889,334       (15,484,052)
   Net change in unrealized
      appreciation of
      investments..............      18,748,917        10,858,413
                                 --------------    --------------
   Net increase in net assets
      resulting from
      operations...............      57,515,709        65,125,880
                                 --------------    --------------
Dividends and distributions (Note 1):
   Dividends from net
      investment income
      Class A..................      (4,512,494)       (4,456,405)
      Class B..................     (29,226,073)      (65,229,614)
      Class C..................        (138,891)          (65,500)
                                 --------------    --------------
                                    (33,877,458)      (69,751,519)
                                 --------------    --------------
   Distributions in excess of
      net investment income
      Class A..................              --            (2,229)
      Class B..................              --           (47,585)
      Class C..................              --               (60)
                                 --------------    --------------
                                             --           (49,874)
                                 --------------    --------------
Series share transactions (net of
   share conversions) (Note 5):
   Net proceeds from shares
      sold.....................      65,521,661       135,404,221
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions............      15,280,975        31,059,195
   Cost of shares reacquired...     (93,291,671)     (262,484,590)
                                 --------------    --------------
   Net decrease in net assets
      from Series share
      transactions.............     (12,489,035)      (96,021,174)
                                 --------------    --------------
Total increase (decrease)......      11,149,216      (100,696,687)
Net Assets
Beginning of period............   1,053,433,724     1,154,130,411
                                 --------------    --------------
End of period..................  $1,064,582,940    $1,053,433,724
                                 --------------    --------------
                                 --------------    --------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.                                      19 -----

Portfolio of Investments as of             PRUDENTIAL MUNICIPAL BOND FUND
October 31, 1995 (Unaudited)               INSURED SERIES
--------------------------------------------------------------------------------

                       Principal
                                                                  Moody's
Interest     Maturity     Amount          Value
Description (a)                                                    Rating
Rate         Date        (000)         (Note 1)
-----------------------------------------------------------------------------
-------------------------------------------------
LONG-TERM INVESTMENTS--93.3%
-----------------------------------------------------------------------------
-------------------------------------------------
Alabama--1.8%
Birmingham Baptist Med. Ctr. Spec. Care Facs. Fin. Auth. Rev.,
   M.B.I.A.                                                         Aaa
   5.50%       8/15/13   $  2,250     $  2,222,415
Huntsville Solid Wste. Disp. Auth., F.G.I.C.                        Aaa
   7.00       10/01/08      2,000        2,219,460
Mobile Wtr. & Swr. Rev., A.M.B.A.C.                                 Aaa
   5.00        1/01/13      4,840        4,511,896
Univ. Alabama Rev., Birmingham Hosp., M.B.I.A.                      Aaa
   5.00       10/01/14      2,500        2,301,600

                                      ------------

                                        11,255,371
-----------------------------------------------------------------------------
-------------------------------------------------
Alaska--3.0%
Alaska St. Engy. Auth. Pwr. Rev., Bradley Lake Hydro, 1st
   Ser., A.M.B.A.C.                                                 Aaa
   7.25        7/01/16      2,000        2,219,960
Alaska St. Hsg. Fin. Corp., Ser. A, M.B.I.A.                        Aaa
   5.875      12/01/30     11,450       11,110,508
Anchorage Hosp. Rev., Sisters of Providence, A.M.B.A.C.             Aaa
   7.125      10/01/05      5,000        5,690,100

                                      ------------

                                        19,020,568
-----------------------------------------------------------------------------
-------------------------------------------------
Arizona--4.7%
Maricopa Cnty. Ind. Dev. Auth. Rev.,
   Hosp. Fac., John C. Lincoln Hosp., F.S.A.                        Aaa
   7.00       12/01/00      2,740        3,028,385
   Hosp. Fac., John C. Lincoln Hosp., F.S.A.                        Aaa
   7.50       12/01/13      2,250        2,568,442
Maricopa Cnty. Unified Sch. Dist. No.69, Paradise Valley, Ser.
   E, F.G.I.C.                                                      Aaa
   6.80        7/01/12      3,700        4,302,582
Pima Cnty. Ind. Dev. Auth. Rev., Tucson Elec. Pwr. Co., F.S.A.      Aaa
   7.25        7/15/10     14,000       15,658,440
Tucson, Gen. Oblig., Ser. 1984, F.G.I.C.                            Aaa
   7.625       7/01/14      3,140        3,933,918

                                      ------------

                                        29,491,767
-----------------------------------------------------------------------------
-------------------------------------------------
California--10.5%
California St. Gen. Oblig.,
   M.B.I.A.                                                         Aaa
   6.30        9/01/08      6,000        6,611,880
   F.G.I.C.                                                         Aaa
   6.60        2/01/11      8,510        9,495,117
California St. Hlth. Facs. Fin. Auth. Rev., Catholic Hlth.
   Facs., A.M.B.A.C.                                                Aaa
   5.00        7/01/14      5,000        4,557,800
Contra Costa Wtr. Dist. Wtr. Rev., Ser. E, A.M.B.A.C.               Aaa
   6.25       10/01/12      1,455        1,582,487
Roseville Joint Union H.S. Dist.,
   Ser. B, F.G.I.C.                                                 Aaa
  Zero         8/01/13      2,015          720,342
   Ser. B, F.G.I.C.                                                 Aaa
  Zero         6/01/20      5,500        1,282,490
San Diego Cnty. Wtr. Auth. Wtr. Rev., Ctfs. of Part., F.G.I.C.      Aaa
   7.037       4/26/06      5,800 (b)    6,213,250

--------------------------------------------------------------------------------
-----                                  20     See Notes to Financial Statements.

Portfolio of Investments as of             PRUDENTIAL MUNICIPAL BOND FUND
October 31, 1995 (Unaudited)               INSURED SERIES
--------------------------------------------------------------------------------

                       Principal
                                                                  Moody's
Interest     Maturity     Amount          Value
Description (a)                                                    Rating
Rate         Date        (000)         (Note 1)
-----------------------------------------------------------------------------
-------------------------------------------------
California (cont'd.)
San Jose Redev.,
   Tax Alloc., M.B.I.A.                                             Aaa
   6.00%       8/01/07   $  3,050     $  3,304,157
   Tax Alloc., M.B.I.A.                                             Aaa
   6.00        8/01/08      4,340        4,681,298
   Tax Alloc., M.B.I.A.                                             Aaa
   6.00        8/01/09      4,250        4,554,682
Santa Margarita/Dana Point Auth.,
   Impvt. Dist., M.B.I.A.                                           Aaa
   7.25        8/01/10      2,180        2,583,801
   Impvt. Dist., M.B.I.A.                                           Aaa
   7.25        8/01/11      1,750        2,075,850
So. Orange Cnty. Pub. Fin. Auth.,
   Foothill Area Proj., F.G.I.C.                                    Aaa
   8.00        8/15/08      2,500        3,134,250
   Foothill Area Proj., F.G.I.C.                                    Aaa
   6.50        8/15/10      2,725        3,012,678
Victor Valley Element. Sch. Dist.,
   Cap. Apprec., Ser. A, M.B.I.A.                                   Aaa
  Zero         6/01/17      3,550          990,415
   Cap. Apprec., Ser. A, M.B.I.A.                                   Aaa
  Zero         6/01/18      4,050        1,064,299
   Cap. Apprec., Ser. A, M.B.I.A.                                   Aaa
  Zero         6/01/19      4,620        1,143,820
Victor Valley Union H.S. Dist.,
   Gen. Oblig., 1994 Elec., M.B.I.A.                                Aaa
  Zero         9/01/10      2,635        1,156,396
   Gen. Oblig., 1994 Elec., M.B.I.A.                                Aaa
  Zero         9/01/11      3,780        1,545,302
   Gen. Oblig., 1994 Elec., M.B.I.A.                                Aaa
  Zero         9/01/13      4,450        1,583,177
   Gen. Oblig., 1994 Elec., M.B.I.A.                                Aaa
  Zero         9/01/18      4,240        1,097,651
West & Central Basin Fin. Auth. Rev., Central Basin Proj.,
   F.G.I.C.                                                         Aaa
   5.00        8/01/13      3,840        3,574,426

                                      ------------

                                        65,965,568
-----------------------------------------------------------------------------
-------------------------------------------------
Colorado--0.1%
Jefferson Cnty. Sngl. Fam. Mtge. Rev., Ser. A, M.B.I.A.             Aaa
   8.875      10/01/13        860          939,954
-----------------------------------------------------------------------------
-------------------------------------------------
Delaware--0.9%
Delaware St. Econ. Dev. Auth. Rev., Delmarva Pwr. & Lt., 1st
   Mtge.,
   Ser. A, M.B.I.A.                                                 Aaa
   7.60        3/01/20      5,000        5,616,550
-----------------------------------------------------------------------------
-------------------------------------------------
District Of Columbia--2.5%
Dist. of Columbia Met. Area Transit Auth.,
   Gross Rev., F.G.I.C.                                             Aaa
   6.00        7/01/09      2,400        2,571,360
   Gross Rev., F.G.I.C.                                             Aaa
   6.00        7/01/10      1,500        1,596,525
   Gross Rev., F.G.I.C.                                             Aaa
   5.25        7/01/14      5,000        4,787,400
Dist. of Columbia Rev., Ser. A, M.B.I.A.                            Aaa
   6.50        6/01/10      6,000        6,602,400

                                      ------------

                                        15,557,685
-----------------------------------------------------------------------------
-------------------------------------------------
Florida--1.0%
Gulf Breeze Local Gov't. Loan Prog., Ser. 85B, F.G.I.C.             Aaa
   8.00       12/01/15      1,500        1,681,185

--------------------------------------------------------------------------------
See Notes to Financial Statements.                                      21 -----

Portfolio of Investments as of             PRUDENTIAL MUNICIPAL BOND FUND
October 31, 1995 (Unaudited)               INSURED SERIES
--------------------------------------------------------------------------------

                       Principal
                                                                  Moody's
Interest     Maturity     Amount          Value
Description (a)                                                    Rating
Rate         Date        (000)         (Note 1)
-----------------------------------------------------------------------------
-------------------------------------------------
Florida (cont'd.)
Jacksonville Sales Tax Rev., Rvr. Cty. Renaissance Proj.,
   F.G.I.C.                                                         Aaa
  5.375%      10/01/18    $ 4,455     $  4,298,407

                                      ------------

                                         5,979,592
-----------------------------------------------------------------------------
-------------------------------------------------
Georgia--3.6%
Atlanta Arpt. Facs. Rev., A.M.B.A.C.                                Aaa
  6.50         1/01/10      2,000        2,224,120
Burke Cnty. Dev. Auth., Oglethorpe Pwr. Corp., 1st Mtge.,
   M.B.I.A.                                                         Aaa
  8.00         1/01/22     11,000       13,294,600
De Kalb Cnty. Hsg. Auth., Sngl. Fam. Mtge. Rev., G.N.M.A.           AAA(c)
  7.70         2/01/24      3,075        3,290,035
Georgia Mun. Elec. Auth. Pwr. Rev., M.B.I.A.                        Aaa
  6.20         1/01/10      3,495        3,759,676

                                      ------------

                                        22,568,431
-----------------------------------------------------------------------------
-------------------------------------------------
Illinois--2.7%
Chicago Res. Mtge. Rev., Ser. B, M.B.I.A.                           Aaa
  Zero        10/01/09      8,525        3,228,588
City of Chicago, Cook Cnty., Gen. Oblig., F.G.I.C.                  Aaa
   5.375       1/01/13      3,400        3,286,950
Kane And De Kalb Cntys. Cnty. Sch.,
   Dist. No. 301, A.M.B.A.C.                                        Aaa
  Zero        12/01/07      2,265        1,193,950
   Dist. No. 301, A.M.B.A.C.                                        Aaa
  Zero        12/01/09      1,740          811,501
Onterie Ctr. Hsg. Fin. Corp. Mtge. Rev.,
   Ser. A, M.B.I.A.                                                 Aaa
   7.00        7/01/12      1,575        1,673,516
   Ser. A, M.B.I.A.                                                 Aaa
   7.05        7/01/27      6,400        6,785,024

                                      ------------

                                        16,979,529
-----------------------------------------------------------------------------
-------------------------------------------------
Indiana--4.0%
Indianapolis Arpt. Auth. Rev., M.B.I.A.                             Aaa
   9.00        7/01/15      2,450        2,576,102
Marion Cnty. Hosp. Auth. Facs. Rev., A.M.B.A.C.                     Aaa
   8.625      10/01/12      8,500        9,881,845
Muncie Sch. Bldg. Corp.,
   1st Mtge., M.B.I.A.                                              Aaa
   5.75        7/15/12      6,000        6,102,060
   1st Mtge., M.B.I.A.                                              Aaa
   5.75        7/15/14      6,725        6,774,092

                                      ------------

                                        25,334,099
-----------------------------------------------------------------------------
-------------------------------------------------
Kansas--0.4%
Sedgwick Cnty. Mtge. Loan Rev., Ser. B, A.M.B.A.C.                  Aaa
   7.80        6/01/22      2,385        2,560,345
-----------------------------------------------------------------------------
-------------------------------------------------
Kentucky--0.3%
Louisville & Jefferson Cnty. Regl. Arpt. Auth., Ser A,
   M.B.I.A.                                                         Aaa
   8.375       7/01/07      2,000        2,159,380
-----------------------------------------------------------------------------
-------------------------------------------------
Louisiana--2.6%
Jefferson Parish Sales Tax Dist., Ser. A, F.G.I.C.                  Aaa
   6.75       12/01/06      5,000        5,579,350

--------------------------------------------------------------------------------
-----                                  22     See Notes to Financial Statements.

Portfolio of Investments as of             PRUDENTIAL MUNICIPAL BOND FUND
October 31, 1995 (Unaudited)               INSURED SERIES
--------------------------------------------------------------------------------

                       Principal
                                                                  Moody's
Interest     Maturity     Amount          Value
Description (a)                                                    Rating
Rate         Date        (000)         (Note 1)
-----------------------------------------------------------------------------
-------------------------------------------------
Louisiana (cont'd.)
Louisiana Hsg. Fin. Agncy., Sngl. Fam. Mtge., Ser. A-2,
   G.N.M.A.                                                         Aaa
   7.80%      12/01/26   $  8,000     $  8,955,440
New Orleans, Gen. Oblig., Cap. Apprec., A.M.B.A.C.                  Aaa
  Zero         9/01/09      4,000        1,890,960

                                      ------------

                                        16,425,750
-----------------------------------------------------------------------------
-------------------------------------------------
Maryland--0.3%
Maryland St. Hlth. & Edl. Facs. Auth. Rev., Francis Scott Key
   Med. Ctr., F.G.I.C.                                              Aaa
   5.00        7/01/18      2,020        1,829,251
-----------------------------------------------------------------------------
-------------------------------------------------
Massachusetts--1.0%
Mass. Hlth. & Edl. Facs. Auth. Rev.,
   Fallon Hlthcare, Ser. A, C.G.I.C.                                Aaa
   6.875       6/01/11      3,000        3,256,740
   Mass. Gen. Hosp., Ser. F, A.M.B.A.C.                             Aaa
   6.25        7/01/12      1,500        1,618,185
Mass. Hsg. Fin. Agcy., Hsg. Rev., Ser. A, B.I.G.                    Aaa
   7.75       12/01/19      1,500        1,554,195

                                      ------------

                                         6,429,120
-----------------------------------------------------------------------------
-------------------------------------------------
Michigan--6.0%
Detroit Swr. Disp. Rev., F.G.I.C.                                   Aaa
   5.70        7/01/23     13,000       12,733,110
Michigan St. Bldg. Auth. Rev., A.M.B.A.C.                           Aaa
   5.20       10/01/09      4,000        3,956,920
Michigan St. Hosp. Fin. Auth. Rev., Mid. Michigan Oblig.,
   M.B.I.A.                                                         Aaa
   7.50        6/01/15      2,350        2,644,925
Michigan St. Hsg. Dev. Auth., Multifam. Mtge. Rev., Ser. A,
   F.G.I.C.                                                         Aaa
   7.70        7/01/18      1,500        1,581,375
Monroe Cnty. Poll. Ctrl. Rev.,
   Detroit Edison Co., Proj. 1, F.G.I.C.                            Aaa
   7.65        9/01/20      8,000        9,029,200
   Detroit Edison Co., Proj. 1, Ser. I, A.M.B.A.C.                  Aaa
   7.30        9/01/19      3,250        3,622,125
Saginaw Hosp. Fin. Auth. Hosp. Rev., St. Luke's Hosp., Ser. C,
   M.B.I.A.                                                         Aaa
   6.50        7/01/11      4,000        4,283,280

                                      ------------

                                        37,850,935
-----------------------------------------------------------------------------
-------------------------------------------------
Minnesota--1.5%
St. Louis Park Hlthcare. Facs., Hlthsys. Oblig. Grp., Ser. C,
   A.M.B.A.C.                                                       Aaa
   5.20        7/01/16     10,000        9,373,500
-----------------------------------------------------------------------------
-------------------------------------------------
Mississippi--1.1%
Harrison Cnty. Wste. Wtr. Mgmt. Dist. Rev., Wstewtr. Treatmt.
   Facs. Auth., F.G.I.C.                                            Aaa
   6.50        2/01/06      2,400        2,616,360
Mississippi Hosp. Equip. & Facs. Auth. Rev., Baptist Med.
   Ctr., M.B.I.A.                                                   Aaa
   7.40        5/01/07      2,000 (d)    2,277,200
Mississippi Hsg. Fin. Corp., Sngl. Fam. Mtge. Rev., Ser. A,
   F.G.I.C.                                                         Aaa
   7.80       10/15/16      2,065        2,179,959

                                      ------------

                                         7,073,519

--------------------------------------------------------------------------------
See Notes to Financial Statements.                                      23 -----

Portfolio of Investments as of             PRUDENTIAL MUNICIPAL BOND FUND
October 31, 1995 (Unaudited)               INSURED SERIES
--------------------------------------------------------------------------------

                       Principal
                                                                  Moody's
Interest     Maturity     Amount          Value
Description (a)                                                    Rating
Rate         Date        (000)         (Note 1)
-----------------------------------------------------------------------------
-------------------------------------------------
Missouri--0.8%
Missouri St. Hlth. & Edl. Facs. Auth. Rev., SSM Hlthcare.,
   Ser. AA, M.B.I.A.                                                Aaa
   6.25%       6/01/16   $  1,500     $  1,551,180
Missouri St. Hsg. Dev. Comm. Mtge. Rev., Sngl. Fam. Mtge.,
   Ser. C                                                           AAA(c)
   7.25        9/01/26      3,000        3,270,120

                                      ------------

                                         4,821,300
-----------------------------------------------------------------------------
-------------------------------------------------
Montana--1.8%
Forsyth Poll. Ctrl. Rev.,
   Puget Sound Pwr. & Lt. Co., 1st Mtge., Ser. A, A.M.B.A.C.        Aaa
   7.05        8/01/21      2,000        2,242,220
   Washington Wtr. Pwr. Proj., 1st Mtge., M.B.I.A.                  Aaa
   7.125      12/01/13      8,000        8,917,920

                                      ------------

                                        11,160,140
-----------------------------------------------------------------------------
-------------------------------------------------
Nebraska--1.0%
Nebraska Invest. Fin. Auth.
   Sngl. Fam. Mtge. Rev., Ser. B, F.G.I.C.                          Aaa
   8.00        7/15/17      1,980        2,115,095
   Sngl. Fam. Mtge. Rev., Ser. I, M.B.I.A.                          Aaa
   8.125       8/15/38      3,695        3,919,804

                                      ------------

                                         6,034,899
-----------------------------------------------------------------------------
-------------------------------------------------
New Jersey--6.2%
Garfield Sch. Dist., Ctfs. of Part., Wtr. Impvt. Dist. No. 31,
   B.I.G.                                                           Aaa
   7.65        6/01/08      3,150        3,454,353
Jersey City Swr. Auth.,
   A.M.B.A.C.                                                       Aaa
   6.00        1/01/10      2,585        2,755,481
   A.M.B.A.C.                                                       Aaa
   6.25        1/01/14      4,255        4,613,186
New Jersey Hlthcare. Facs. Fin. Auth. Rev.,
   Allegany Hlth., Our Lady of Lourdes, M.B.I.A.                    Aaa
   5.125       7/01/13      1,500        1,419,795
   Hackensack Med. Ctr., F.G.I.C.                                   Aaa
   6.625       7/01/17      5,000        5,399,650
New Jersey St. Hsg. & Mtge. Fin. Agcy. Rev., Ser. B, M.B.I.A.       Aaa
   7.90       10/01/22      3,230        3,447,250
New Jersey St. Tpke. Auth. Rev.,
   Ser. C, M.B.I.A.                                                 Aaa
   6.50        1/01/16      4,000        4,504,400
   Ser. C, F.S.A.                                                   Aaa
   6.50        1/01/16     11,730       13,178,303

                                      ------------

                                        38,772,418
-----------------------------------------------------------------------------
-------------------------------------------------
New York--4.8%
Erie Cnty. Wtr. Auth. Rev., A.M.B.A.C.                              Aaa
  Zero        12/01/17        770          158,197
Islip Res. Rec., Ser. B, A.M.B.A.C.                                 Aaa
   7.20        7/01/10      1,750        2,038,907
New York City, Ser. D, M.B.I.A.                                     Aaa
   6.20        2/01/07      8,520        9,352,319
New York St. Dorm. Auth. Rev., City Univ., M.B.I.A.                 Aaa
   6.25        7/01/19      3,000        3,115,470

--------------------------------------------------------------------------------
-----                                  24     See Notes to Financial Statements.

Portfolio of Investments as of             PRUDENTIAL MUNICIPAL BOND FUND
October 31, 1995 (Unaudited)               INSURED SERIES
--------------------------------------------------------------------------------

                       Principal
                                                                  Moody's
Interest     Maturity     Amount          Value
Description (a)                                                    Rating
Rate         Date        (000)         (Note 1)
-----------------------------------------------------------------------------
-------------------------------------------------
New York (cont'd.)
New York St. Engy Res. & Dev. Auth., Poll. Ctrl. Rev.,
   F.G.I.C.                                                         Aaa
  7.375%      10/01/14    $ 4,000     $  4,514,000
Suffolk Cnty. Ind. Dev. Agcy., SW Swr. Sys. Rev., F.G.I.C.          Aaa
  6.00         2/01/08      5,000        5,358,600
Suffolk Cnty. Wtr. Auth. Wtrwks. Rev., M.B.I.A.                     Aaa
  6.00         6/01/14      5,165        5,450,573

                                      ------------

                                        29,988,066
-----------------------------------------------------------------------------
-------------------------------------------------
North Carolina--1.3%
North Carolina Mun. Pwr. Agcy. Elec. Rev., No. 1 Catawba,
   M.B.I.A.                                                         Aaa
  6.00         1/01/11      7,500        7,945,275
-----------------------------------------------------------------------------
-------------------------------------------------
North Dakota--0.9%
Mercer Cnty., Antelope Valley Station, A.M.B.A.C.                   Aaa
   7.20        6/30/13      5,000        5,902,050
-----------------------------------------------------------------------------
-------------------------------------------------
Oklahoma--0.7%
Grand Rvr. Dam Auth., A.M.B.A.C.                                    Aaa
   6.25%       6/01/11      4,000        4,390,480
-----------------------------------------------------------------------------
-------------------------------------------------
Pennsylvania--4.3%
Allegheny Cnty. Arpt. Rev., Pittsburgh Int'l. Arpt., Ser. C,
   M.B.I.A.                                                         Aaa
   8.25        1/01/16      4,800        5,247,024
North Umberland Cnty. Lease Auth. Rev., Correctional Facs.,
   M.B.I.A.                                                         Aaa
  Zero        10/15/10      7,500        3,317,100
Pennsylvania St. Ctfs. of Part., Ser. A, A.M.B.A.C.                 Aaa
   5.00        7/01/15      8,740        8,031,011
Philadelphia Arpt. Sys. Rev., A.M.B.A.C.                            Aaa
   9.00        6/15/15      6,750        6,980,378
Philadelphia Mun. Auth. Rev., Criminal Justice Ctr., Ser. A,
   M.B.I.A.                                                         Aaa
   6.90       11/15/03      3,000        3,398,940

                                      ------------

                                        26,974,453
-----------------------------------------------------------------------------
-------------------------------------------------
Puerto Rico--2.9%
Puerto Rico Elec. Pwr. Auth. Rev., M.B.I.A.                         Aaa
  Zero         7/01/04     10,000        6,601,300
Puerto Rico Gen. Oblig., A.M.B.A.C.                                 Aaa
   5.00        7/01/21      4,000        3,674,960
Puerto Rico Tel. Auth. Rev.,
   Ser. I, M.B.I.A.                                                 Aaa
   6.373       1/25/07      4,100 (b)    4,217,875
   Ser. I, M.B.I.A.                                                 Aaa
   6.834       1/16/15      3,800 (b)    3,714,500

                                      ------------

                                        18,208,635
-----------------------------------------------------------------------------
-------------------------------------------------
Rhode Island--1.1%
Rhode Island Hsg. & Mtge. Fin. Corp., M.B.I.A.                      Aaa
   7.875      10/01/22      6,500        6,926,270
-----------------------------------------------------------------------------
-------------------------------------------------
South Carolina--1.0%
Berkeley Cnty. Wtr. & Swr. Rev., M.B.I.A.                           Aaa
   6.50        6/01/06      2,500        2,739,075
Piedmont Mun. Pwr. Agcy. Elec. Rev., F.G.I.C.                       Aaa
   5.00        1/01/22      3,800        3,411,792

                                      ------------

                                         6,150,867

--------------------------------------------------------------------------------
See Notes to Financial Statements.                                      25 -----

Portfolio of Investments as of             PRUDENTIAL MUNICIPAL BOND FUND
October 31, 1995 (Unaudited)               INSURED SERIES
--------------------------------------------------------------------------------

                       Principal
                                                                  Moody's
Interest     Maturity     Amount          Value
Description (a)                                                    Rating
Rate         Date        (000)         (Note 1)
-----------------------------------------------------------------------------
-------------------------------------------------
Tennessee--2.1%
Knox Cnty. Hlth. Edl. Hosp. Facs. Rev., Ser. A, M.B.I.A.            Aaa
   5.75%       1/01/14   $  4,840     $  4,927,217
Tennessee Hsg. Dev. Agcy., B.I.G.                                   Aaa
   7.65        7/01/20      7,950        8,520,730

                                      ------------

                                        13,447,947
-----------------------------------------------------------------------------
-------------------------------------------------
Texas--10.9%
Austin Util. Sys. Rev.,
   A.M.B.A.C.                                                       Aaa
   6.50        5/15/11      5,000        5,386,950
   Ser. B, F.G.I.C.                                                 Aaa
   7.25       11/15/03      3,250        3,570,580
Brazos River Auth. Rev.,
   Houston Lt. & Pwr., Ser. A, 1st Mtge., A.M.B.A.C.                Aaa
   6.70        3/01/17      5,000        5,460,750
   Houston Lt. & Pwr., Ser. B, 1st Mtge., F.G.I.C.                  Aaa
   7.20       12/01/18      1,000        1,117,510
Corpus Christi Hsg. Fin. Corp., Sngl. Fam. Mtge., Ser. A,
   M.B.I.A.                                                         Aaa
   7.70        7/01/11      2,195        2,385,921
Harris Cnty. Toll Rd.,
   F.G.I.C.                                                         Aaa
   5.00        8/15/16      6,930        6,398,469
   M.B.I.A.                                                         Aaa
   8.00        8/15/11     10,290       13,081,471
Houston Arpt. Sys. Rev.                                             Aaa
   7.20        7/01/13      3,900        4,598,724
Matagorda Cnty. Nav. Poll. Ctrl. Rev., Dist. No. 1, 1st Mtge.,
   A.M.B.A.C.                                                       Aaa
   7.50       12/15/14      2,300        2,617,055
New Braunfels Ind. Sch. Dist. Gen. Oblig.                           Aaa
  Zero         2/01/07      2,000        1,110,340
Round Rock Ind. Sch. Dist. Gen. Oblig., M.B.I.A.                    Aaa
  Zero         8/15/11      4,300        1,773,191
Texas St. Mun. Pwr. Agcy. Rev.,
   A.M.B.A.C.                                                       Aaa
   6.75        9/01/12      3,960        4,353,228
   M.B.I.A.                                                         Aaa
  Zero         9/01/13     12,300        4,406,352
   M.B.I.A.                                                         Aaa
  Zero         9/01/14     10,000        3,339,000
   F.G.I.C.                                                         Aaa
   5.00        9/01/14      5,000        4,636,750
Texas St. Pub. Fin. Auth. Bldg. Rev., M.B.I.A.                      Aaa
  Zero         2/01/14      6,900        2,383,536
Texas Wtr. Res. Fin. Auth. Rev., A.M.B.A.C.                         Aaa
   7.50        8/15/13      2,000        2,163,980

                                      ------------

                                        68,783,807
-----------------------------------------------------------------------------
-------------------------------------------------
Utah--1.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev., Ser. A, M.B.I.A.         Aaa
   5.00        7/01/12      9,250        8,700,735
-----------------------------------------------------------------------------
-------------------------------------------------
Virginia--0.8%
Arlington Cnty., Gen Oblig.                                         Aaa
   6.00        6/01/11      2,000        2,153,760
Virginia Beach Auth. Hosp. Facs. Rev.,
   1st Mtge., A.M.B.A.C.                                            Aaa
   6.00        2/15/10      1,220        1,292,127
   1st Mtge., A.M.B.A.C.                                            Aaa
   6.00        2/15/13      1,455        1,527,037

                                      ------------

                                         4,972,924

--------------------------------------------------------------------------------
-----                                  26     See Notes to Financial Statements.

Portfolio of Investments as of             PRUDENTIAL MUNICIPAL BOND FUND
October 31, 1995 (Unaudited)               INSURED SERIES
--------------------------------------------------------------------------------

                       Principal
                                                                  Moody's
Interest     Maturity     Amount          Value
Description (a)                                                    Rating
Rate         Date        (000)         (Note 1)
-----------------------------------------------------------------------------
-------------------------------------------------
Washington--3.3%
Washington Hlth. Care Facs. Auth., Tacoma Multicare Med. Ctr.,
   F.G.I.C.                                                         Aaa
  7.875%       8/15/11    $ 5,000     $  5,536,650
Washington St. Pub. Pwr. Supply Sys.,
   Nuclear Proj. No. 1, Ser. A, B.I.G.                              Aaa
  7.00         7/01/04      5,000        5,508,100
   Nuclear Proj. No. 2, Ser. A, M.B.I.A.                            Aaa
  Zero         7/01/11      5,210        2,114,374
   Nuclear Proj. No. 2, Ser. B, F.G.I.C.                            Aaa
  7.25         7/01/03      3,000        3,382,800
   Nuclear Proj. No. 3, Ser. B, F.G.I.C.                            Aaa
  7.00         7/01/05      2,000        2,205,020
   Nuclear Proj. No. 3, F.G.I.C.                                    Aaa
  Zero         7/01/08      4,500        2,246,625

                                      ------------

                                        20,993,569

                                      ------------
Total long-term investments (cost $547,844,435)
                                       586,584,749

                                      ------------
SHORT-TERM INVESTMENTS--7.9%
-----------------------------------------------------------------------------
-------------------------------------------------
District Of Columbia--0.6%
Dist. of Columbia Gen. Oblig., Ser. 92A-5, F.R.D.D.                 VMIG1
   4.10       11/01/95      3,800        3,800,000
-----------------------------------------------------------------------------
-------------------------------------------------
Florida--0.3%
St Lucie Cnty., Fl. Pwr. & Lt., Ser. 93, F.R.D.D.                   VMIG1
   4.00       11/01/95      1,800        1,800,000
-----------------------------------------------------------------------------
-------------------------------------------------
Illinois--0.3%
SW Ill. Dev. Auth., Shell Oil Co., Ser. 91, F.R.D.D.                VMIG1
   4.05       11/01/95      2,150        2,150,000
-----------------------------------------------------------------------------
-------------------------------------------------
Kentucky--0.4%
Davies Cnty., Scott Paper Co., Ser. 93B, F.R.D.D.                   VMIG1
   4.10       11/01/95      2,800        2,800,000
-----------------------------------------------------------------------------
-------------------------------------------------
Louisiana--0.6%
St. Charles Parish, Shell Oil Co., Ser. 93, F.R.D.D.                VMIC1
   4.05       11/01/95      3,500        3,500,000
-----------------------------------------------------------------------------
-------------------------------------------------
Mississippi--0.1%
Jackson Cnty. Ind. Swr. Facs. Rev., Chevron USA, Ser. 94,
   F.R.D.D.                                                         P-1
   4.05       11/01/95        200          200,000
-----------------------------------------------------------------------------
-------------------------------------------------
Texas--5.6%
Brazos River Auth., Tx. Utils. Elec. Co.,
   Ser. 95A, F.R.D.D.                                               VMIG1
   4.05       11/01/95      3,000        3,000,000
   Ser. 95C, F.R.D.D.                                               VMIG1
   4.05       11/01/95      8,900        8,900,000
Brazos Rvr. Harb. Nav., Dow Chem. Co. Proj., Ser. 93, F.R.D.D.      P-1
   4.10       11/01/95      3,300        3,300,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.                                      27 -----

Portfolio of Investments as of             PRUDENTIAL MUNICIPAL BOND FUND
October 31, 1995 (Unaudited)               INSURED SERIES
--------------------------------------------------------------------------------

                       Principal
                                                                  Moody's
Interest     Maturity     Amount          Value
Description (a)                                                    Rating
Rate         Date        (000)         (Note 1)
-----------------------------------------------------------------------------
-------------------------------------------------
Texas (cont'd.)
Gulf Coast Ind. Dev. Auth., PCR Citgo Petroleum,
   Ser. 94, F.R.D.D.                                                VMIG1
   4.10%      11/01/95   $  9,200     $  9,200,000
   Ser. 95, F.R.D.D.                                                VMIG1
   4.10       11/01/95      4,800        4,800,000
Gulf Coast Wste. Dis. Auth., Wste. Disp. Rev., Amoco Corp.,
   Ser. 94, F.R.D.D.                                                VMIG1
   4.05       11/01/95      1,500        1,500,000
   Ser. 95, F.R.D.D.                                                VMIG1
   4.05       11/01/95      2,100        2,100,000
Harris Cnty. Ind. Dev. Corp., Exxon Corp., Ser. 87, F.R.D.D.        VMIG1
   4.05       11/01/95      2,300        2,300,000

                                      ------------

                                        35,100,000

                                      ------------
Total short-term investments (cost $49,350,000)
                                        49,350,000

                                      ------------
-----------------------------------------------------------------------------
-------------------------------------------------
Total Investments--101.2%
   (cost $597,194,435; Note 4)
                                       635,934,749
Liabilities in excess of other assets--(1.2)%
                                        (7,428,607)

                                      ------------
Net Assets--100%
                                      $628,506,142

                                      ------------

                                      ------------

---------------

(a) The following abbreviations are used in portfolio descriptions:
     A.M.B.A.C.--American Municipal Bond Assurance Corporation
     B.I.G.--Bond Investors Guaranty Insurance Company
     C.G.I.C.--Capital Guaranty Insurance Corporation
     F.G.I.C.--Financial Guaranty Insurance Company
     F.R.D.D.--Floating Rate (Daily) Demand Note(e)
     F.S.A.--Financial Security Assurance
     G.N.M.A.--Government National Mortgage Association
     M.B.I.A.--Municipal Bond Insurance Association
 (b) Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at period end.
 (c) Standard & Poor's rating.
 (d) Prerefunded issues are secured by escrowed cash and direct U.S. guaranteed obligations.
 (e) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.


The Fund's current Prospectus contains a description of Moody's and Standard & Poor's ratings.
--------------------------------------------------------------------------------
-----                                  28     See Notes to Financial Statements.

                                                  PRUDENTIAL MUNICIPAL BOND FUND
Statement of Assets and Liabilities (Unaudited)   INSURED SERIES
--------------------------------------------------------------------------------

Assets
                               October 31, 1995
Investments, at value (cost
$597,194,435).................................................................
    $   635,934,749
Cash.........................................................................
 .............................              857,899
Interest
receivable...................................................................
 ....................            9,523,819
Receivable for Fund shares
sold...........................................................................
            433,680
Receivable for investments
sold...........................................................................
             30,222
Deferred expenses and other
assets........................................................................
             12,525

                                 ----------------
   Total
assets.......................................................................
 ....................          646,792,894

                                 ----------------
Liabilities
Payable for investments
purchased....................................................................
 .....           16,096,096
Payable for Fund shares
reacquired...................................................................
 .....              772,555
Dividends
payable......................................................................
 ...................              730,771
Management fee
payable......................................................................
 ..............              239,609
Distribution fee
payable......................................................................
 ............              235,147
Accrued
expenses.....................................................................
 .....................              212,574

                                 ----------------
   Total
liabilities..................................................................
 ....................           18,286,752

                                 ----------------
Net
Assets.......................................................................
 .........................      $   628,506,142

                                 ----------------

                                 ----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par..................................................................      $
    561,578
   Paid-in capital in excess of
par.......................................................................
     598,604,304

                                 ----------------

                                     599,165,882
   Accumulated net realized loss on
investments...........................................................
  (9,400,054)
   Net unrealized appreciation of
investments.............................................................
    38,740,314

                                 ----------------
   Net assets, October 31,
1995...........................................................................
    $   628,506,142

                                 ----------------

                                 ----------------
Class A:
   Net asset value and redemption price per share
      ($91,703,100 / 8,200,370 shares of beneficial interest issued and
outstanding)......................                $11.18
   Maximum sales charge (3.0% of offering
price)..........................................................
  .35

                                 ----------------
   Maximum offering price to
public.......................................................................
             $11.53

                                 ----------------

                                 ----------------
Class B:
   Net asset value, offering price and redemption price per share
      ($535,936,001 / 47,879,988 shares of beneficial interest issued and
outstanding)....................               $11.19

                                 ----------------

                                 ----------------
Class C:
   Net asset value, offering price and redemption price per share
      ($867,041 / 77,458 shares of beneficial interest issued and
outstanding)............................               $11.19

                                 ----------------

                                 ----------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.                                      29 -----

PRUDENTIAL MUNICIPAL BOND FUND                  PRUDENTIAL MUNICIPAL BOND FUND
INSURED SERIES                                  INSURED SERIES
Statement of Operations (Unaudited)             Statement of Changes in Net
Assets (Unaudited)
------------------------------------------------------------
------------------------------------------------------------

                                                 Six Months
                                                   Ended
Net Investment Income                         October 31, 1995
Income
   Interest................................     $ 18,896,966
                                              ----------------
Expenses
   Management fee, net of waiver of
      $160,079.............................        1,440,709
   Distribution fee--Class A...............           44,164
   Distribution fee--Class B...............        1,378,241
   Distribution fee--Class C...............            2,588
   Transfer agent's fees and expenses......          212,000
   Custodian's fees and expenses...........           82,000
   Reports to shareholders.................           57,000
   Registration fees.......................           26,000
   Legal fees and expenses.................           15,000
   Insurance expense.......................           10,000
   Trustees' fees and expenses.............            7,500
   Audit fees and expenses.................            5,000
   Miscellaneous...........................            4,259
                                              ----------------
      Total expenses.......................        3,284,461
   Less: custodian fee credit..............          (25,661)
                                              ----------------
      Net expenses.........................        3,258,800
                                              ----------------
Net investment income......................       15,638,166
                                              ----------------
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions.................        6,012,633
   Financial futures contract
      transactions.........................         (347,625)
                                              ----------------
                                                   5,665,008
                                              ----------------
Net change in unrealized
   appreciation/depreciation of:
   Investments.............................       15,132,261
   Financial futures contracts.............         (121,156)
                                              ----------------
                                                  15,011,105
                                              ----------------
Net gain on investments....................       20,676,113
                                              ----------------
Net Increase in Net Assets
Resulting from Operations..................     $ 36,314,279
                                              ----------------
                                              ----------------

PRUDENTIAL MUNICIPAL BOND FUND
INSURED SERIES
Statement of Changes in Net Assets (Unaudited)

                                   Six Months
Increase (Decrease)                   Ended            Year Ended
in Net Assets                    October 31, 1995    April 30, 1995
Operations
   Net investment income.........  $ 15,638,166    $  35,097,294
   Net realized gain (loss) on
      investment transactions....     5,665,008      (10,107,133)
   Net change in unrealized
      appreciation of
      investments................    15,011,105       14,364,251
                                   ------------    -------------
   Net increase in net assets
      resulting from
      operations.................    36,314,279       39,354,412
                                   ------------    -------------
Dividends and distributions (Note 1):
   Dividends from net investment
      income
      Class A....................    (2,310,879)      (2,149,982)
      Class B....................   (13,311,458)     (32,939,088)
      Class C....................       (15,829)          (8,224)
                                   ------------    -------------
                                    (15,638,166)     (35,097,294)
                                   ------------    -------------
   Distributions in excess of net
      investment income
      Class A....................            --           (2,529)
      Class B....................            --          (60,060)
      Class C....................            --              (20)
                                   ------------    -------------
                                             --          (62,609)
                                   ------------    -------------
Series share transactions (net of
   share conversions) (Note 5):
   Net proceeds from shares
      subscribed.................    29,661,299       46,070,613
   Net asset value of shares
      issued in reinvestment of
      dividends..................     8,745,408       19,337,321
   Cost of shares reacquired.....   (74,549,674)    (196,745,726)
                                   ------------    -------------
   Net decrease in net assets
      from Series share
      transactions...............   (36,142,967)    (131,337,792)
                                   ------------    -------------
Total decrease...................   (15,466,854)    (127,143,283)
Net Assets
Beginning of period..............   643,972,996      771,116,279
                                   ------------    -------------
End of period....................  $628,506,142    $ 643,972,996
                                   ------------    -------------
                                   ------------    -------------

--------------------------------------------------------------------------------
-----                                  30     See Notes to Financial Statements.

Portfolio of Investments as of                PRUDENTIAL MUNICIPAL BOND FUND
October 31, 1995 (Unaudited)                  INTERMEDIATE SERIES
--------------------------------------------------------------------------------

                       Principal
                                                                  Moody's
Interest     Maturity     Amount          Value
Description (a)                                                    Rating
Rate         Date        (000)         (Note 1)
-----------------------------------------------------------------------------
-------------------------------------------------
LONG-TERM INVESTMENTS--97.7%
-----------------------------------------------------------------------------
-------------------------------------------------
Alabama--2.4%
Univ. So. Alabama Hosp. & Aux. Rev., A.M.B.A.C.                     Aaa
   7.00%       5/15/04   $  1,250 (b) $  1,383,450
-----------------------------------------------------------------------------
-------------------------------------------------
Alaska--5.3%
Alaska Ind. Dev. & Expt. Auth., Revolving Loan Fund                 A
   5.40        4/01/01      1,005        1,018,447
Alaska St. Hsg. Fin. Corp. Collat. Mtge. Oblig.                     Aaa
   5.70       12/01/11      1,000          993,710
No. Slope Boro., Gen. Oblig., Ser. C                                Baa1
   8.35        6/30/98      1,000        1,087,760

                                      ------------

                                         3,099,917
-----------------------------------------------------------------------------
-------------------------------------------------
Arizona--5.3%
Maricopa Cnty., Cmnty. Coll.                                        Aa
   6.00        7/01/06      1,500        1,607,610
Univ. Arizona Rev.                                                  A1
   4.60        6/01/05      1,515        1,472,610

                                      ------------

                                         3,080,220
-----------------------------------------------------------------------------
-------------------------------------------------
California--9.4%
Oxnard Fin. Auth. Lease Rev., F.S.A.                                Aaa
   5.375       6/01/08      2,000        2,023,040
San Jose Redev.,
   Tax Alloc., M.B.I.A.                                             Aaa
   6.00        8/01/06        500          543,320
   Tax Alloc., M.B.I.A.                                             Aaa
   6.00        8/01/08        500          539,320
Statewide Cmntys. Dev. Corp.,
   Cedars Sinai Med. Ctr.                                           A1
   4.80       11/01/04      1,000          975,750
   J. Paul Getty Trust                                              Aaa
   4.80       10/01/08      1,500        1,425,720

                                      ------------

                                         5,507,580
-----------------------------------------------------------------------------
-------------------------------------------------
Colorado--6.8%
Colorado Student Oblig. Bond Auth., Student Loan Rev., Ser. A3      A
   7.25        9/01/05      1,480        1,573,003
Denver City & Cnty. Arprt. Rev., Ser. A, M.B.I.A.                   Aaa
   7.30       11/15/03      1,250        1,433,913
Jefferson Cnty. Sch. Dist. R-001                                    Baa1
   4.50       12/15/03      1,000          982,610

                                      ------------

                                         3,989,526
-----------------------------------------------------------------------------
-------------------------------------------------
Connecticut--1.9%
Connecticut Spec. Tax Oblig. Rev., Ser. A                           A1
   7.00        6/01/03      1,000 (b)    1,124,700
-----------------------------------------------------------------------------
-------------------------------------------------
District Of Columbia--1.2%
Dist. Columbia Rev., America Geophysical Union, Ser. 199            BBB-(c)
   5.50        9/01/03        700          683,858

--------------------------------------------------------------------------------
See Notes to Financial Statements.                                      31 -----

Portfolio of Investments as of                PRUDENTIAL MUNICIPAL BOND FUND
October 31, 1995 (Unaudited)                  INTERMEDIATE SERIES
--------------------------------------------------------------------------------

                       Principal
                                                                  Moody's
Interest     Maturity     Amount          Value
Description (a)                                                    Rating
Rate         Date        (000)         (Note 1)
-----------------------------------------------------------------------------
-------------------------------------------------
Florida--1.6%
Dade Cnty. Pub. Facs. Rev., Jackson Mem. Hosp., Ser. A,
   M.B.I.A.                                                         Aaa
   4.75%       6/01/08   $  1,000     $    947,890
-----------------------------------------------------------------------------
-------------------------------------------------
Georgia--1.9%
Burke Cnty. Dev. Auth. Poll. Ref., Oglethorpe Pwr. Co.,
   M.B.I.A.                                                         Aaa
   7.50        1/01/03      1,000        1,126,050
-----------------------------------------------------------------------------
-------------------------------------------------
Guam--1.7%
Guam Pwr. Auth. Rev., Ser. A                                        BBB(c)
   5.25       10/01/05      1,000        1,003,020
-----------------------------------------------------------------------------
-------------------------------------------------
Hawaii--1.9%
Hawaii Cnty., Gen. Oblig., Ser. A, F.G.I.C.                         Aaa
   7.20        6/01/05      1,000 (b)    1,124,100
-----------------------------------------------------------------------------
-------------------------------------------------
Illinois--0.8%
Illinois Hlth. Facs. Auth. Rev., Edward Hosp., Ser. A               A
   5.75        2/15/09        450          442,985
-----------------------------------------------------------------------------
-------------------------------------------------
Indiana--2.7%
Indiana Univ., Student Fee, Ser. G                                  Aaa
   6.90        8/01/03        500 (b)      561,600
Indianapolis Gas Util. Rev., Ser. B, F.G.I.C.                       Aaa
   5.00        6/01/06      1,000 (b)    1,000,770

                                      ------------

                                         1,562,370
-----------------------------------------------------------------------------
-------------------------------------------------
Maryland--5.4%
Maryland St. Stadium Auth. Lease Rev., Conv. Ctr. Expansion,
   A.M.B.A.C.                                                       Aaa
   5.375      12/15/00      1,000        1,038,650
NE Maryland Wste. Disp. Auth., Mont. Co. Res. Rec.                  A
   5.90        7/01/05      1,250        1,291,725
Ocean City Maryland, M.B.I.A.                                       Aaa
   5.10       10/01/08        825          815,744

                                      ------------

                                         3,146,119
-----------------------------------------------------------------------------
-------------------------------------------------
Massachusetts--1.9%
Mass. Gen. Oblig., Ser. C                                           Aaa
   6.75        8/01/06      1,000 (b)    1,131,000
-----------------------------------------------------------------------------
-------------------------------------------------
Michigan--4.3%
Battle Creek Wtr. Supply Sys. Rev., Ref., A.M.B.A.C.                Aaa
   4.75        9/01/10      1,000          914,100
Greenville Pub. Sch., M.B.I.A.                                      Aaa
   5.75        5/01/09      1,000        1,031,820
Michigan Mun. Bond Auth. Rev., Wayne Cnty. Proj., M.B.I.A.          Aaa
   7.40       12/01/02        500          564,455

                                      ------------

                                         2,510,375
-----------------------------------------------------------------------------
-------------------------------------------------
Minnesota--1.9%
Minneapolis & St. Paul Hsg. Redev. Auth., Healthcare Sys.
   Rev.,
   Ser. A, M.B.I.A.                                                 Aaa
   7.20        8/15/00      1,000        1,110,970

--------------------------------------------------------------------------------
-----                                  32     See Notes to Financial Statements.

Portfolio of Investments as of                PRUDENTIAL MUNICIPAL BOND FUND
October 31, 1995 (Unaudited)                  INTERMEDIATE SERIES
--------------------------------------------------------------------------------

                       Principal
                                                                  Moody's
Interest     Maturity     Amount          Value
Description (a)                                                    Rating
Rate         Date        (000)         (Note 1)
-----------------------------------------------------------------------------
-------------------------------------------------
Missouri--0.9%
New Madrid Elec. Pwr. Ctr. Pwr. Plant, A.M.B.A.C.                   Aaa
   5.35%      12/01/00   $    500     $    520,250
-----------------------------------------------------------------------------
-------------------------------------------------
New Jersey--6.1%
New Jersey Econ. Dev. Auth.,
   Mkt. Trans. Fac. Rev., M.B.I.A.                                  Aaa
   5.75        7/01/06        950        1,006,667
   Mkt. Trans. Fac. Rev., M.B.I.A.                                  Aaa
   5.80        7/01/07      1,000        1,056,960
New Jersey St. Trans. Trust Fund Auth., Ser. A., M.B.I.A.           Aaa
   5.50        6/15/11      1,500        1,498,335

                                      ------------

                                         3,561,962
-----------------------------------------------------------------------------
-------------------------------------------------
New York--7.1%
Met.Trans. Auth. Facs. Rev., M.B.I.A.                               Aaa
   4.30        7/01/01      1,150        1,138,718
Nassau Cnty. Swr. Gen. Oblig., Ser. B, F.G.I.C.                     Aaa
   4.75        5/01/06      1,075        1,057,209
New York City., Gen. Oblig. Ser. B                                  Baa1
   6.75        8/15/03      1,800        1,934,892

                                      ------------

                                         4,130,819
-----------------------------------------------------------------------------
-------------------------------------------------
Ohio--0.9%
Ohio St. Bldg. Auth., Admin. Bldg. Fund Proj., M.B.I.A.             Aaa
   5.60       10/01/06        500          527,565
-----------------------------------------------------------------------------
-------------------------------------------------
Oregon--3.2%
Multnomah Cnty. Sch. Dist. No. 3, Park Rose, F.G.I.C.               Aaa
   5.60       12/01/07      1,000        1,043,800
Oregon St., Dept. Trans. Rev., Reg. Lt. Rail Westside Proj.,
   M.B.I.A.                                                         Aaa
   7.00        6/01/03        750          861,000

                                      ------------

                                         1,904,800
-----------------------------------------------------------------------------
-------------------------------------------------
Pennsylvania--6.0%
Allegheny Cnty. Ind. Dev. Rev., USX Proj.                           Baa3
   5.30       12/01/96      1,000          996,730
Montgomery Cnty. Redev. Auth., Multifam. Hsg. Rev., Ser. A          NR
   5.75        7/01/99        780          774,353
Pennsylvania St. Ctfs. of Part., Ser. A, F.S.A.                     Aaa
   6.25       11/01/06        600          647,712
Philadelphia Hosp. Auth. & Higher Edl. Auth., Childrens
   Seashore
   House, Ser. A                                                    A-(c)
   7.00        8/15/03      1,000        1,082,690

                                      ------------

                                         3,501,485
-----------------------------------------------------------------------------
-------------------------------------------------
Puerto Rico--5.6%
Puerto Rico Gen. Oblig., Ser. A, M.B.I.A.                           Aaa
   6.25        7/01/10        750          801,810
Puerto Rico Hwy. Auth. Rev.,
   Ser. Q                                                           Baa1
   7.50        7/01/01        330          372,263
   Ser. Q                                                           Baa1
   7.60        7/01/02        975        1,101,711
Puerto Rico Ind. Med. & Environ. Fac. Fin. Auth. Rev.               A2
   4.00        9/01/13      1,000          989,400

                                      ------------

                                         3,265,184

--------------------------------------------------------------------------------
See Notes to Financial Statements.                                      33 -----

Portfolio of Investments as of                PRUDENTIAL MUNICIPAL BOND FUND
October 31, 1995 (Unaudited)                  INTERMEDIATE SERIES
--------------------------------------------------------------------------------

                       Principal
                                                                  Moody's
Interest     Maturity     Amount          Value
Description (a)                                                    Rating
Rate         Date        (000)         (Note 1)
-----------------------------------------------------------------------------
-------------------------------------------------
Texas--4.5%
Harris Cnty.,
   Toll Rd.                                                         Aa
   7.20%       8/01/98   $    500     $    538,800
   Toll Rd., A.M.B.A.C.                                             Aaa
   5.125       8/15/08      1,500        1,491,405
San Antonio Elec. & Gas Rev., Ser. A, F.G.I.C.                      Aaa
  Zero         2/01/05      1,000          628,740

                                      ------------

                                         2,658,945
-----------------------------------------------------------------------------
-------------------------------------------------
Utah--1.9%
Utah St. Brd. of Regents, Student Loan Rev., Ser. F,
   A.M.B.A.C.                                                       Aaa
   7.00       11/01/01      1,000        1,102,580
-----------------------------------------------------------------------------
-------------------------------------------------
Washington--5.1%
Washington St. Pub. Pwr. Supp. Sys.,
   Nuclear Proj. No.2, Ser. A                                       Aa
   4.90        7/01/05      2,000        1,929,400
   Nuclear Proj. No.3, Ser. B                                       Aa
   7.00        7/01/99      1,000        1,075,160

                                      ------------

                                         3,004,560

                                      ------------
Total long-term investments (cost $54,713,461)
                                        57,152,280

                                      ------------
SHORT-TERM INVESTMENTS--0.5%
-----------------------------------------------------------------------------
-------------------------------------------------
Wyoming--0.5%
Platte Cnty. Poll. Ctrl. Rev., Tri-State Gas & Elec., Ser.
   84A, F.R.D.D.
   (cost $300,000)                                                  P-1
   4.10       11/01/95        300          300,000

                                      ------------
OUTSTANDING PUT OPTION PURCHASED
U.S. Treasury Bond, Nov. '95 @$112.00 (cost $25,124)                NR
  --          11/18/95     30,000              937

                                      ------------
-----------------------------------------------------------------------------
-------------------------------------------------
Total Investments--98.2%
   (cost $55,038,585; Note 4)
                                        57,453,217
Other assets in excess of liabilities--1.8%
                                         1,041,755

                                      ------------
Net Assets--100%
                                      $ 58,494,972

                                      ------------

                                      ------------

---------------
(a) The following abbreviations are used in portfolio descriptions:
     A.M.B.A.C.--American Municipal Bond Assurance Corporation
     F.G.I.C.--Financial Guaranty Insurance Company
     F.R.D.D.--Floating Rate (Daily) Demand Note(d)
     F.S.A.--Financial Security Assurance
     M.B.I.A.--Municipal Bond Insurance Association
(b) Prerefunded issues are secured by escrowed cash and direct U.S. guaranteed obligations.
(c)  Standard & Poor's Rating.
(d) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.

NR--Not rated by Moody's or Standard & Poor's.
The Fund's current Prospectus contains a description of Moody's and Standard & Poor's ratings.
--------------------------------------------------------------------------------
-----                                  34     See Notes to Financial Statements.

                                                  PRUDENTIAL MUNICIPAL BOND FUND
Statement of Assets and Liabilities (Unaudited)   INTERMEDIATE SERIES
--------------------------------------------------------------------------------

Assets
                               October 31, 1995
Investments, at value (cost
$55,038,585)..................................................................
    $   57,453,217
Cash.........................................................................
 .............................              65,374
Interest
receivable...................................................................
 ....................           1,103,014
Receivable for Fund shares
sold...........................................................................
            41,192
Deferred expenses and other
assets........................................................................
             1,076

                                 ----------------
   Total
assets.......................................................................
 ....................          58,663,873

                                 ----------------
Liabilities
Dividends
payable......................................................................
 ...................              52,737
Accrued
expenses.....................................................................
 .....................              41,842
Payable for Fund shares
reacquired...................................................................
 .....              31,068
Management fee
payable......................................................................
 ..............              22,484
Distribution fee
payable......................................................................
 ............              20,770

                                 ----------------
   Total
liabilities..................................................................
 ....................             168,901

                                 ----------------
Net
Assets.......................................................................
 .........................      $   58,494,972

                                 ----------------

                                 ----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par..................................................................      $
    54,176
   Paid-in capital in excess of
par.......................................................................
     56,845,432

                                 ----------------

                                     56,899,608
   Accumulated net realized loss on
investments...........................................................
   (819,268)
   Net unrealized appreciation on
investments.............................................................
    2,414,632

                                 ----------------
Net assets, October 31,
1995.........................................................................
 .....      $   58,494,972

                                 ----------------

                                 ----------------
Class A:
   Net asset value and redemption price per share
      ($12,354,658 / 1,144,534 shares of beneficial interest issued and
outstanding)......................                $10.79
   Maximum sales charge (3% of offering
price)............................................................
    .33

                                 ----------------
   Maximum offering price to
public.......................................................................
            $11.12

                                 ----------------

                                 ----------------
Class B:
   Net asset value, offering price and redemption price per share
      ($45,951,810 / 4,255,616 shares of beneficial interest issued and
outstanding)......................              $10.80

                                 ----------------

                                 ----------------
Class C:
   Net asset value, offering price and redemption price per share
      ($188,504 / 17,457 shares of beneficial interest issued and
outstanding)............................              $10.80

                                 ----------------

                                 ----------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.                                      35 -----

PRUDENTIAL MUNICIPAL BOND FUND
INTERMEDIATE SERIES
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                 Six Months
                                                   Ended
Net Investment Income                         October 31, 1995
Income
   Interest and discount earned............      $1,685,958
                                              ----------------
Expenses
   Management fee, net of waiver of
      $15,192..............................         136,726
   Distribution fee--Class A...............           6,007
   Distribution fee--Class B...............         121,452
   Distribution fee--Class C...............             649
   Reports to shareholders.................          50,000
   Custodian's fees and expenses...........          45,000
   Registration Fees.......................          33,000
   Transfer agent's fees and expenses......          27,000
   Trustees' fees and expenses.............           7,500
   Legal fees and expenses.................           5,000
   Audit fees and expenses.................           5,000
   Miscellaneous...........................           3,691
                                              ----------------
   Total expenses..........................         441,025
                                              ----------------
Net investment income......................       1,244,933
                                              ----------------
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions.................         408,289
   Financial futures contracts.............        (297,775)
                                              ----------------
                                                    110,514
                                              ----------------
Net change in unrealized appreciation of:
   Investments.............................       1,839,128
   Financial futures contracts.............          40,845
                                              ----------------
                                                  1,879,973
                                              ----------------
Net gain on investments....................       1,990,487
                                              ----------------
Net Increase in Net Assets
Resulting from Operations..................      $3,235,420
                                              ----------------
                                              ----------------

PRUDENTIAL MUNICIPAL BOND FUND
INTERMEDIATE SERIES
Statement of Changes in Net Assets (Unaudited)

                                       Six Months
Increase (Decrease)                       Ended           Year Ended
in Net Assets                        October 31, 1995  April 30, 1995
Operations
   Net investment income............  $ 1,244,933    $ 2,979,505
   Net realized gain (loss) on
      investment transactions.......      110,514       (658,871)
   Net change in unrealized
      appreciation of investments...    1,879,973         28,699
                                      -----------    -----------
   Net increase in net assets
      resulting from operations.....    3,235,420      2,349,333
                                      -----------    -----------
Dividends and distributions (Note 1):
   Dividends from net investment
      income
      Class A.......................     (265,285)      (368,417)
      Class B.......................     (976,384)    (2,610,175)
      Class C.......................       (3,264)          (913)
                                      -----------    -----------
                                       (1,244,933)    (2,979,505)
                                      -----------    -----------
   Distributions in excess of
      net investment income
      Class A.......................           --         (4,934)
      Class B.......................           --        (34,699)
      Class C.......................           --             (9)
                                      -----------    -----------
                                               --        (39,642)
                                      -----------    -----------
   Distributions from net realized
      gains
      Class A.......................           --       (102,830)
      Class B.......................           --     (1,139,663)
      Class C.......................           --             --
                                      -----------    -----------
                                               --     (1,242,493)
                                      -----------    -----------
Series share transactions (net of
   share conversions) (Note 5):
   Net proceeds from shares
      issued........................    2,694,285     13,939,416
   Net asset value of shares issued
      to shareholders in
      reinvestment of dividends and
      distributions.................      775,715      2,761,015
   Cost of shares reacquired........   (8,678,992)   (24,099,780)
                                      -----------    -----------
   Net decrease in net assets from
      Series share transactions.....   (5,208,992)    (7,399,349)
                                      -----------    -----------
Total decrease......................   (3,218,505)    (9,311,656)
Net Assets
Beginning of period.................   61,713,477     71,025,133
                                      -----------    -----------
End of period.......................  $58,494,972    $61,713,477
                                      -----------    -----------
                                      -----------    -----------

--------------------------------------------------------------------------------
-----                                  36     See Notes to Financial Statements.

Notes to Financial Statements (Unaudited)         PRUDENTIAL MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
Prudential Municipal Bond Fund (the ``Fund'') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized as an unincorporated business trust in Massachusetts on November 3, 1986 and consists of three series: the High Yield Series, the Insured Series and the Intermediate Series (formerly, the Modified Term Series). Investment operations for Class A, Class B and Class C shares of each series commenced on January 22, 1990, September 17, 1987 and August 1, 1994, respectively.
The investment objectives of the series are as follows: (i) the objective of the High Yield Series is to provide the maximum amount of income that is eligible for exclusion from federal income taxes, (ii) the objective of the Insured and Intermediate Series is to provide the maximum amount of income that is eligible for exclusion from federal income taxes consistent with the preservation of capital. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific state, region or industry.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
------------------------------------------------------------
Note 1. Accounting Policies
Securities Valuation: Municipal securities (including commitments to purchase such securities on a ``when-issued'' basis) are valued on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Trustees.
Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.
Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of debt securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the ``initial margin''. Subsequent payments, known as ``variation margin'', are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain
or
loss.
The Fund invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities or securities the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates. Should interest rates move unexpectedly the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.
Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Premiums paid on purchases of portfolio securities are amortized as adjustments to interest income. Net investment income, other than distribution fees, and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate tax paying entity. It is the intent of each series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net income to shareholders. For this reason and because substantially all of the Fund's gross income consists of tax-exempt interest, no federal income tax provision is required. Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. The Fund will distribute at least annually any net capital gains. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual Fund Management, Inc. (``PMF''). Pursuant to this agreement, PMF has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PMF has entered into a subadvisory agreement with The Prudential Investment Corporation (``PIC''); PIC furnishes investment advisory services in connection with the management of the Fund. PMF pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
--------------------------------------------------------------------------------
                                                                        37 -----
Notes to Financial Statements (Unaudited)         PRUDENTIAL MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
The management fee paid PMF is computed daily and payable monthly at an annual rate of .50 of 1% of the average daily net assets of each series up to $1 billion and .45 of 1% of the average daily net asets of each series in excess of
$1 billion. PMF has agreed to voluntarily waive a portion of each Series' management fee, which amounted to $267,408, $160,079, and $15,192 for the High Yield Series, Insured Series, and Intermediate Series, respectively for the six months ended October 31, 1995. Such amounts represented .05 of 1% of average daily net assets, as annualized, for each Series or $.003 per share.
The Fund has distribution agreements with Prudential Mutual Fund Distributors, Inc. (``PMFD''), which acts as the distributor of the Class A shares of the Fund, and with Prudential Securities Incorporated (``PSI''), which acts as the distributor of the Class B and Class C shares of the Fund (collectively the ``Distributors''). The Fund compensates the Distributors for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution, (the ``Class A, B and C Plans'') regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. Pursuant to the Class A, B and C Plans, the Fund compensates the Distributors for distribution-related activities at an annual rate of up to .30 of 1%, .50 of
1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .10 of 1%, .50 of 1% and .75 of
1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended October 31, 1995.
PMFD has advised the Fund that it received approximately $290,500 ($219,700-High Yield Series; $64,800-Insured Series; $6,000-Intermediate Series) in front-end sales charges resulting from sales of Class A shares during the six months ended October 31, 1995. From these fees, PMFD paid such sales charges to dealers which in turn paid commissions to salespersons and incurred other distribution costs. PSI has advised the Fund that for the six months ended October 31, 1995, it received approximately $1,493,800 ($881,100-High Yield Series; $536,100-Insured Series; $76,600-Intermediate Series) in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders.
PMFD is a wholly-owned subsidiary of PMF; PSI, PIC and PMF are indirect, wholly-owned subsidiaries of The Prudential Insurance Company of America.
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services, Inc. (``PMFS''), a wholly-owned subsidiary of PMF, serves as the Fund's transfer agent. During the six months ended October 31, 1995, the Fund incurred fees of approximately $356,000 ($195,000--High Yield Series; $144,000--Insured Series; $17,000--Intermediate Series) for the services of PMFS. As of October 31, 1995, approximately $57,000 ($31,000--High Yield Series; $23,000--Insured Series; $3,000--Intermediate Series) of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out of pocket expenses paid to non-affiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended October 31, 1995, were as follows:

Series                              Purchases         Sales
--------------------------------   ------------    ------------
High Yield......................   $189,698,795    $213,173,697
Insured.........................    157,811,801     209,348,201
Intermediate....................      7,708,232      12,197,764

At October 31, 1995, the High Yield Series sold 400 financial futures contracts on the Municipal Bond Index expiring in December, 1995. The value at disposition of such contracts is $46,825,000. The value of such contracts on October 31, 1995 was $46,714,687, thereby resulting in an unrealized gain of $110,313.
The federal income tax basis of the Fund's investments, at October 31, 1995 was $996,153,650-High Yield Series; $597,206,611-Insured Series; and $55,038,585-Intermediate Series and, accordingly, net unrealized appreciation of investments for federal income tax purposes was as follows:

                      Net unrealized        Gross           Gross
                       appreciation      unrealized      unrealized
Series                (depreciation)     appreciation    depreciation
--------------------  --------------     -----------     -----------
High Yield..........   $ 41,853,890      $65,498,601     $23,644,711
Insured.............     38,728,138       39,835,265       1,107,127
Intermediate........      2,414,632        2,644,435         229,803

The High Yield Series has a net capital loss carryforward as of April 30, 1995 of approximately $7,385,000, of which $2,024,000 expires in 2002 and $5,361,000 expires in 2003. The Insured Series has a net capital loss carryforward of $11,614,000, which expires in 2003. In addition, the High Yield Series, Insured Series and Intermediate Series elected to treat net realized capital losses of approximately $13,718,000, $3,357,000, and
--------------------------------------------------------------------------------
-----                                  38

Notes to Financial Statements (Unaudited)         PRUDENTIAL MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
$971, 000, respectively incurred in the six month period ended April 30, 1995, as having been incurred in the following fiscal year.
------------------------------------------------------------
Note 5. Capital
Each series offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 3.0%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Classes of shares have equal rights as to earnings, assets and voting privileges except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan.
------------------------------------------------------------
Note 6. Dividends
On December 14, 1995, the Fund declared dividends from taxable ordinary income to Class A, B and C shareholders of $0.0013 per share and $0.0034 per share for the High Yield Series and Insured Series, respectively, payable on December 20, 1995 to shareholders of record on December 18, 1995.
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share. Transactions in shares of beneficial interest were as follows:

                                        High Yield Series
Insured Series                Intermediate Series
                                             Class A
Class A                          Class A
  Six Months Ended October 31,     ----------------------------
----------------------------      --------------------------
              1995                   Shares          Amount            Shares
        Amount            Shares         Amount
--------------------------------   -----------    -------------      -----------
  -------------      ----------    ------------
Shares issued...................     1,397,857    $  15,165,750        1,342,025
  $  14,855,773          86,001    $    909,845
Shares issued in reinvestment of
   dividends....................       205,980        2,238,024          120,885
      1,331,886          15,462         164,900
Shares reacquired...............    (1,414,204)     (15,377,437)
(1,931,138)     (21,380,454)       (220,384)     (2,344,167)
                                   -----------    -------------      -----------
  -------------      ----------    ------------
Net increase (decrease) in
   shares outstanding before
   conversion...................       189,633        2,026,337
(468,228)      (5,192,795)       (118,921)     (1,269,422)
Shares issued upon conversion
   from Class B.................     2,139,410       23,059,225        1,667,936
     18,196,688         257,737       2,721,161
                                   -----------    -------------      -----------
  -------------      ----------    ------------
Net increase in shares
   outstanding..................     2,329,043    $  25,085,562        1,199,708
  $  13,003,893         138,816    $  1,451,739
                                   -----------    -------------      -----------
  -------------      ----------    ------------
                                   -----------    -------------      -----------
  -------------      ----------    ------------
   Year Ended April 30, 1995
--------------------------------
Shares issued...................     1,722,172    $  18,074,186          578,436
  $   6,194,773         386,371    $  4,053,460
Shares issued in reinvestment of
   dividends and
   distributions................       191,061        2,032,345          117,327
      1,252,497          28,292         294,023
Shares reacquired...............    (2,449,412)     (25,729,145)
(1,161,102)     (12,310,078)       (528,916)     (5,396,007)
                                   -----------    -------------      -----------
  -------------      ----------    ------------
Net decrease in shares
   outstanding before
   conversion...................      (536,179)      (5,622,614)
(465,339)      (4,862,808)       (114,253)     (1,048,524)
Shares issued upon conversion
   from Class B.................     6,231,397       65,928,185        4,601,490
     49,190,670         575,671       5,946,716
                                   -----------    -------------      -----------
  -------------      ----------    ------------
Net increase in shares
   outstanding..................     5,695,218    $  60,305,571        4,136,151
  $  44,327,862         461,418    $  4,898,192
                                   -----------    -------------      -----------
  -------------      ----------    ------------
                                   -----------    -------------      -----------
  -------------      ----------    ------------
                                             Class B
Class B                          Class B
  Six Months Ended October 31,     ----------------------------
----------------------------      --------------------------
              1995                   Shares          Amount            Shares
        Amount            Shares         Amount
--------------------------------   -----------    -------------      -----------
  -------------      ----------    ------------
Shares issued...................     4,384,945    $  47,744,101        1,308,317
  $  14,474,073         165,018    $  1,764,440
Shares issued in reinvestment of
   dividends....................     1,192,195       12,948,944          671,249
      7,400,291          56,980         607,514
Shares reacquired...............    (7,143,154)     (77,707,513)
(4,814,855)     (53,143,929)       (592,564)     (6,327,355)
                                   -----------    -------------      -----------
  -------------      ----------    ------------
Net decrease in shares
   outstanding before
   conversion...................    (1,566,014)     (17,014,468)
(2,835,289)     (31,269,565)       (370,566)     (3,955,401)
Shares reacquired upon
   conversion into Class A......    (2,139,410)     (23,059,225)
(1,666,408)     (18,196,688)       (257,596)     (2,721,161)
                                   -----------    -------------      -----------
  -------------      ----------    ------------
Net decrease in shares
   outstanding..................    (3,705,424)   $ (40,073,693)
(4,501,697)   $ (49,466,253)       (628,162)   $ (6,676,562)
                                   -----------    -------------      -----------
  -------------      ----------    ------------
                                   -----------    -------------      -----------
  -------------      ----------    ------------

--------------------------------------------------------------------------------
                                                                        39 -----

Notes to Financial Statements (Unaudited)         PRUDENTIAL MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                                             Class B
Class B                          Class B
                                   ----------------------------
----------------------------      --------------------------
   Year Ended April 30, 1995         Shares          Amount            Shares
        Amount            Shares         Amount
--------------------------------   -----------    -------------      -----------
  -------------      ----------    ------------
Shares issued...................    10,730,386    $ 113,885,074        3,705,037
  $  39,356,337         933,582    $  9,719,753
Shares issued in reinvestment of
   dividends and
   distributions................     2,736,532       28,982,453        1,703,306
     18,078,117         236,331       2,466,290
Shares reacquired...............   (22,442,732)    (236,469,222)
(17,535,273)    (184,427,038)     (1,817,018)    (18,703,768)
                                   -----------    -------------      -----------
  -------------      ----------    ------------
Net decrease in shares
   outstanding before
   conversion...................    (8,975,814)     (93,601,695)
(12,126,930)    (126,992,584)       (647,105)     (6,517,725)
Shares reacquired upon
   conversion into Class A......    (6,231,397)     (65,928,185)
(4,597,262)     (49,190,670)       (575,671)     (5,946,716)
                                   -----------    -------------      -----------
  -------------      ----------    ------------
Net decrease in shares
   outstanding..................   (15,207,211)   $(159,529,880)
(16,724,192)   $(176,183,254)     (1,222,776)   $(12,464,441)
                                   -----------    -------------      -----------
  -------------      ----------    ------------
                                   -----------    -------------      -----------
  -------------      ----------    ------------
                                             Class C
Class C                          Class C
  Six Months Ended October 31,     ----------------------------
----------------------------      --------------------------
              1995                   Shares          Amount            Shares
        Amount            Shares         Amount
--------------------------------   -----------    -------------      -----------
  -------------      ----------    ------------
Shares issued...................       241,021    $   2,611,810           30,078
  $     331,453           1,850    $     20,000
Shares issued in reinvestment of
   dividends....................         8,651           94,007            1,199
         13,231             310           3,301
Shares reacquired...............       (19,020)        (206,721)
(2,302)         (25,291)           (692)         (7,470)
                                   -----------    -------------      -----------
  -------------      ----------    ------------
Net increase in shares
   outstanding..................       230,652    $   2,499,096           28,975
  $     319,393           1,468    $     15,831
                                   -----------    -------------      -----------
  -------------      ----------    ------------
                                   -----------    -------------      -----------
  -------------      ----------    ------------
 August 1, 1994* through April
            30, 1995
--------------------------------
Shares issued...................       322,757    $   3,444,961           48,655
  $     519,503          15,922    $    166,203
Shares issued in reinvestment of
   dividends and
   distributions................         4,207           44,397              631
          6,707              67             702
Shares reacquired...............       (27,756)        (286,223)
(803)          (8,610)             --              (5)
                                   -----------    -------------      -----------
  -------------      ----------    ------------
Net increase in shares
   outstanding..................       299,208    $   3,203,135           48,483
  $     517,600          15,989    $    166,900
                                   -----------    -------------      -----------
  -------------      ----------    ------------
                                   -----------    -------------      -----------
  -------------      ----------    ------------
---------------
* Commencement of offering of
   Class C shares.

--------------------------------------------------------------------------------
-----                                  40

                                                PRUDENTIAL MUNICIPAL BOND FUND
Financial Highlights (Unaudited)                HIGH YIELD SERIES
--------------------------------------------------------------------------------

                                                                   Class A

------------------------------------------------------------------------
                                   Six Months
                                      Ended                         Years Ended
April 30,
                                   October 31,
--------------------------------------------------------
                                      1995           1995        1994
1993        1992        1991
                                   -----------     --------     -------
-------     -------     -------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of
   period.........................  $   10.72      $  10.74     $ 11.14     $
10.68     $ 10.45     $ 10.33
                                   -----------     --------     -------
-------     -------     -------
Income from investment operations
Net investment income.............        .37(c)        .72(c)      .72
 .77         .77(c)      .79(c)
Net realized and unrealized gain
   (loss) on investment
   transactions...................        .24          (.02)       (.39)
 .46         .23         .12
                                   -----------     --------     -------
-------     -------     -------
   Total from investment
      operations..................        .61           .70         .33
1.23        1.00         .91
                                   -----------     --------     -------
-------     -------     -------
Less distributions
Dividends from net investment
   income.........................       (.37)         (.72)       (.72)
(.77)       (.77)       (.79)
Distributions from capital
   gains..........................         --            --        (.01)
  --          --          --
                                   -----------     --------     -------
-------     -------     -------
   Total distributions............       (.37)         (.72)       (.73)
(.77)       (.77)       (.79)
                                   -----------     --------     -------
-------     -------     -------
Net asset value, end of period....  $   10.96      $  10.72     $ 10.74     $
11.14     $ 10.68     $ 10.45
                                   -----------     --------     -------
-------     -------     -------
                                   -----------     --------     -------
-------     -------     -------
TOTAL RETURN(b):..................       5.76%         6.90%       2.88%
11.90%       9.82%       9.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...   $143,612      $115,501     $54,491
$43,529     $24,725     $15,089
Average net assets (000)..........   $134,149       $65,207     $52,982
$31,658     $19,702     $11,594
Ratios to average net assets:
   Expenses, including
      distribution fees...........       0.63%(a)(c)     0.69%(c)    0.69%
0.74%       0.65%(c)    0.60%(c)
   Expenses, excluding
      distribution fees...........       0.53%(a)(c)     0.59%(c)    0.59%
0.64%       0.55%(c)    0.50%(c)
   Net investment income..........       6.69%(a)(c)     6.83%(c)    6.42%
7.04%       7.25%(c)    7.62%(c)
Portfolio turnover rate...........         18%           39%         36%
  27%         34%         29%

---------------
 (a) Annualized.
 (b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
 (c) Net of expense subsidy, fee waivers and distribution fee deferrals.
--------------------------------------------------------------------------------
See Notes to Financial Statements.                                      41 -----

                                               PRUDENTIAL MUNICIPAL BOND FUND
Financial Highlights (Unaudited)               HIGH YIELD SERIES
--------------------------------------------------------------------------------

                                                                        Class
B

-----------------------------------------------------------------------------
-----
                                   Six Months
                                      Ended                              Years
Ended April 30,
                                   October 31,
------------------------------------------------------------------
                                      1995            1995           1994
     1993          1992         1991
                                   -----------     ----------     ----------
  ----------     --------     --------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of
   period.........................  $   10.72      $    10.74     $    11.14
  $    10.68     $  10.45     $  10.34
                                   -----------     ----------     ----------
  ----------     --------     --------
Income from investment operations
Net investment income.............        .35(c)          .68(c)         .68
         .73          .73(c)       .75(c)
Net realized and unrealized gain
   (loss) on investment
   transactions...................        .24            (.02)          (.39)
         .46          .23          .11
                                   -----------     ----------     ----------
  ----------     --------     --------
   Total from investment
      operations..................        .59             .66            .29
        1.19          .96          .86
                                   -----------     ----------     ----------
  ----------     --------     --------
Less distributions
Dividends from net investment
   income.........................       (.35)           (.68)          (.68)
        (.73)        (.73)        (.75)
Distributions from capital
   gains..........................         --              --           (.01)
          --           --           --
                                   -----------     ----------     ----------
  ----------     --------     --------
   Total distributions............       (.35)           (.68)          (.69)
        (.73)        (.73)        (.75)
                                   -----------     ----------     ----------
  ----------     --------     --------
Net asset value, end of period....  $   10.96      $    10.72     $    10.74
  $    11.14     $  10.68     $  10.45
                                   -----------     ----------     ----------
  ----------     --------     --------
                                   -----------     ----------     ----------
  ----------     --------     --------
TOTAL RETURN(b):..................       5.54%           6.37%          2.46%
       11.47%        9.40%        8.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...   $915,163        $934,725     $1,099,640
  $1,028,480     $803,838     $701,483
Average net assets (000)..........   $925,107      $1,024,132     $1,132,653
    $893,203     $759,779     $667,751
Ratios to average net assets:
   Expenses, including
      distribution fees...........       1.03%(a)(c)       1.09%(c)       1.09%
      1.14%        1.05%(c)     1.00%(c)
   Expenses, excluding
      distribution fees...........       0.53%(a)(c)       0.59%(c)       0.58%
      0.64%        0.55%(c)     0.50%(c)
   Net investment income..........       6.28%(a)(c)       6.37%(c)       6.02%
      6.66%        6.85%(c)     7.22%(c)
Portfolio turnover rate...........         18%             39%            36%
          27%          34%          29%
                                             Class C
                                    --------------------------
                                                    August 1,
                                    Six Months       1994(d)
                                       Ended         Through
                                    October 31,     April 30,
                                       1995            1995
                                    -----------     ----------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of
   period.........................   $   10.72        $10.79
                                    -----------       -----
Income from investment operations
Net investment income.............         .33(c)        .49(c)
Net realized and unrealized gain
   (loss) on investment
   transactions...................         .24          (.07)
                                    -----------       -----
   Total from investment
      operations..................         .57           .42
                                    -----------       -----
Less distributions
Dividends from net investment
   income.........................        (.33)         (.49)
Distributions from capital
   gains..........................          --            --
                                    -----------       -----
   Total distributions............        (.33)         (.49)
                                    -----------       -----
Net asset value, end of period....   $   10.96        $10.72
                                    -----------       -----
                                    -----------       -----
TOTAL RETURN(b):..................        5.41%         3.91%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...      $5,808        $3,208
Average net assets (000)..........      $4,562        $1,385
Ratios to average net assets:
   Expenses, including
      distribution fees...........        1.28%(a)(c)     1.34%(a)(c)
   Expenses, excluding
      distribution fees...........        0.53%(a)(c)     0.59%(a)(c)
   Net investment income..........        6.06%(a)(c)     6.34%(a)(c)
Portfolio turnover rate...........          18%           39%

---------------
 (a) Annualized.
 (b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
 (c) Net of expense subsidy, fee waivers and distribution fee deferrals.
 (d) Commencement of offering of Class C shares.

--------------------------------------------------------------------------------
-----                                  42     See Notes to Financial Statements.

                                                 PRUDENTIAL MUNICIPAL BOND FUND
Financial Highlights (Unaudited)                 INSURED SERIES
--------------------------------------------------------------------------------

                                                                   Class A

-----------------------------------------------------------------------
                                   Six Months
                                      Ended                         Years Ended
April 30,
                                   October 31,
-------------------------------------------------------
                                      1995          1995        1994        1993
      1992        1991
                                   -----------     -------     -------
-------     -------     -------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of
   period.........................   $ 10.83       $ 10.71     $ 11.44     $
10.98     $ 10.76     $ 10.25
                                   -----------     -------     -------
-------     -------     -------
Income from investment operations
Net investment income.............       .29(c)        .58(c)      .58
 .61         .66(c)      .67(c)
Net realized and unrealized gain
   (loss) on investment
   transactions...................       .35           .12        (.43)
 .73         .24         .54
                                   -----------     -------     -------
-------     -------     -------
   Total from investment
      operations..................       .64           .70         .15
1.34         .90        1.21
                                   -----------     -------     -------
-------     -------     -------
Less distributions
Dividends from net investment
   income.........................      (.29)         (.58)       (.58)
(.61)       (.66)       (.67)
Distributions from capital
   gains..........................        --            --        (.30)
(.27)       (.02)       (.03)
                                   -----------     -------     -------
-------     -------     -------
   Total distributions............      (.29)         (.58)       (.88)
(.88)       (.68)       (.70)
                                   -----------     -------     -------
-------     -------     -------
Net asset value, end of period....   $ 11.18       $ 10.83     $ 10.71     $
11.44     $ 10.98     $ 10.76
                                   -----------     -------     -------
-------     -------     -------
                                   -----------     -------     -------
-------     -------     -------
TOTAL RETURN(b):..................      6.00%         6.73%       1.04%
12.68%       8.59%      11.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...   $91,703       $75,800     $30,669
$30,098     $19,177     $ 7,630
Average net assets (000)..........   $87,849       $39,471     $32,309
$24,589     $12,731     $ 5,164
Ratios to average net assets:
   Expenses, including
      distribution fees...........      0.67%(a)(c)    0.74%(c)    0.71%
0.72%       0.62%(c)    0.61%(c)
   Expenses, excluding
      distribution fees...........      0.57%(a)(c)    0.64%(c)    0.61%
0.62%       0.52%(c)    0.51%(c)
   Net investment income..........      5.23%(a)(c)    5.45%(c)    5.09%
5.46%       6.06%(c)    6.38%(c)
Portfolio turnover rate...........        27%           64%        105%
 85%         56%         51%

---------------
 (a) Annualized.
 (b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
 (c) Net of expense subsidy, fee waivers and distribution fee deferrals.

--------------------------------------------------------------------------------
See Notes to Financial Statements.                                      43 -----

                                             PRUDENTIAL MUNICIPAL BOND FUND
Financial Highlights (Unaudited)             INSURED SERIES
--------------------------------------------------------------------------------

                                                                     Class B
                                       Class C

----------------------------------------------------------------------------
  -----------
                                   Six Months
                                     Six Months
                                      Ended                           Years
Ended April 30,                            Ended
                                   October 31,
------------------------------------------------------------     October 31,
                                      1995           1995         1994
1993         1992         1991          1995
                                   -----------     --------     --------
--------     --------     --------     -----------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of
   period.........................  $   10.84      $  10.71     $  11.44     $
10.99     $  10.76     $  10.25       $ 10.84
                                   -----------     --------     --------
--------     --------     --------       -------
Income from investment operations
Net investment income.............        .27(c)        .54(c)       .54
   .56          .62(c)       .63(c)        .26(c)
Net realized and unrealized gain
   (loss) on investment
   transactions...................        .35           .13         (.43)
   .72          .25          .54           .35
                                   -----------     --------     --------
--------     --------     --------       -------
   Total from investment
      operations..................        .62           .67          .11
  1.28          .87         1.17           .61
                                   -----------     --------     --------
--------     --------     --------       -------
Less distributions
Dividends from net investment
   income.........................       (.27)         (.54)        (.54)
  (.56)        (.62)        (.63)         (.26)
Distributions from capital
   gains..........................         --            --         (.30)
  (.27)        (.02)        (.03)           --
                                   -----------     --------     --------
--------     --------     --------       -------
   Total distributions............       (.27)         (.54)        (.84)
  (.83)        (.64)        (.66)         (.26)
                                   -----------     --------     --------
--------     --------     --------       -------
Net asset value, end of period....  $   11.19      $  10.84     $  10.71     $
11.44     $  10.99     $  10.76       $ 11.19
                                   -----------     --------     --------
--------     --------     --------       -------
                                   -----------     --------     --------
--------     --------     --------       -------
TOTAL RETURN(b):..................       5.79%         6.40%        0.63%
 12.14%        8.24%       11.43%         5.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...  $ 535,936      $567,648     $740,447
$770,060     $638,451     $578,412       $   867
Average net assets (000)..........  $ 548,300      $660,237     $807,794
$705,846     $609,516     $537,275       $   686
Ratios to average net assets:
   Expenses, including
      distribution fees...........       1.07%(a)(c)     1.14%(c)     1.11%
  1.12%        1.02%(c)     1.01%(c)      1.32%(a)(c)
   Expenses, excluding
      distribution fees...........       0.57%(a)(c)     0.64%(c)     0.61%
  0.62%        0.52%(c)     0.51%(c)      0.57%(a)(c)
   Net investment income..........       4.83%(a)(c)     4.99%(c)     4.69%
  5.06%        5.66%(c)     5.98%(c)      4.59%(a)(c)
Portfolio turnover rate...........         27%           64%         105%
    85%          56%          51%           27%
                                    August 1,
                                     1994(d)
                                     Through
                                    April 30,
                                       1995
                                    ----------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of
   period.........................    $10.79
                                       -----

Income from investment operations
Net investment income.............       .39(c)
Net realized and unrealized gain
   (loss) on investment
   transactions...................       .05
                                       -----

   Total from investment
      operations..................       .44
                                       -----

Less distributions
Dividends from net investment
   income.........................      (.39)
Distributions from capital
   gains..........................        --
                                       -----

   Total distributions............      (.39)
                                       -----

Net asset value, end of period....    $10.84
                                       -----
                                       -----

TOTAL RETURN(b):..................      4.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...    $  525
Average net assets (000)..........    $  224
Ratios to average net assets:
   Expenses, including
      distribution fees...........      1.39%(a)(c)
   Expenses, excluding
      distribution fees...........      0.64%(a)(c)
   Net investment income..........      4.92%(a)(c)
Portfolio turnover rate...........        64%

---------------
 (a) Annualized.
 (b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
 (c) Net of expense subsidy, fee waivers and distribution fee deferrals.
 (d) Commencement of offering of Class C shares.

--------------------------------------------------------------------------------
-----                                  44     See Notes to Financial Statements.

                                            PRUDENTIAL MUNICIPAL BOND FUND
Financial Highlights (Unaudited)            INTERMEDIATE SERIES
--------------------------------------------------------------------------------

                                                                 Class A

-------------------------------------------------------------------
                                   Six Months
                                      Ended                       Years Ended
April 30,
                                   October 31,
---------------------------------------------------
                                      1995          1995        1994       1993
     1992       1991
                                   -----------     -------     ------     ------
   ------     ------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of
   period.........................   $ 10.45       $ 10.67     $11.08     $10.59
   $10.48     $ 9.98
                                   -----------     -------     ------     ------
   ------     ------
Income from investment operations
Net investment income.............       .24(c)        .51(c)     .53
 .54(c)     .57(c)     .59(c)
Net realized and unrealized gain
   (loss) on investment
   transactions...................       .34          (.03)      (.19)       .60
      .26        .50
                                   -----------     -------     ------     ------
   ------     ------
   Total from investment
      operations..................       .58           .48        .34       1.14
      .83       1.09
                                   -----------     -------     ------     ------
   ------     ------
Less distributions
Dividends from net investment
   income.........................      (.24)         (.51)      (.53)
(.54)      (.57)      (.59)
Distributions in excess of net
   investment income..............        --          (.01)        --
--         --         --
Distributions from capital
   gains..........................        --          (.18)      (.22)
(.11)      (.15)        --
                                   -----------     -------     ------     ------
   ------     ------
   Total distributions............      (.24)         (.70)      (.75)
(.65)      (.72)      (.59)
                                   -----------     -------     ------     ------
   ------     ------
Net asset value, end of period....   $ 10.79       $ 10.45     $10.67     $11.08
   $10.59     $10.48
                                   -----------     -------     ------     ------
   ------     ------
                                   -----------     -------     ------     ------
   ------     ------
TOTAL RETURN(b):..................      5.60%         4.52%      2.83%
11.13%      8.14%     11.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...   $12,355       $10,507     $5,810     $3,594
   $1,424     $  397
Average net assets (000)..........   $11,948       $ 7,742     $4,981     $1,883
   $  599     $  305
Ratios to average net assets:
   Expenses, including
      distribution fees...........      1.13%(a)(c)    1.05%(c)   1.00%
1.06%(c)   1.06%(c)   0.92%(c)
   Expenses, excluding
      distribution fees...........      1.03%(a)(c)    0.95%(c)   0.90%
0.96%(c)   0.96%(c)   0.82%(c)
   Net investment income..........      4.42%(a)(c)    4.75%(c)   4.63%
5.09%(c)   5.41%(c)   5.92%(c)
Portfolio turnover rate...........        13%           30%        55%
22%        78%       128%

---------------
 (a) Annualized.
 (b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
 (c) Net of expense subsidy, fee waivers and distribution fee deferrals.

--------------------------------------------------------------------------------
See Notes to Financial Statements.                                      45 -----

                                                PRUDENTIAL MUNICIPAL BOND FUND
Financial Highlights (Unaudited)                INTERMEDIATE SERIES
--------------------------------------------------------------------------------

                                                                   Class B
                                  Class C

-----------------------------------------------------------------------
-----------
                                   Six Months
                                Six Months
                                      Ended                         Years Ended
April 30,                         Ended
                                   October 31,
-------------------------------------------------------     October 31,
                                      1995          1995        1994        1993
      1992        1991          1995
                                   -----------     -------     -------
-------     -------     -------     -----------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of
   period.........................   $ 10.45       $ 10.68     $ 11.09     $
10.60     $ 10.48     $  9.98       $ 10.45
                                   -----------     -------     -------
-------     -------     -------       -------
Income from investment operations
Net investment income.............       .22(c)        .45(c)      .48
 .50(c)      .53(c)      .56(c)        .20(c)
Net realized and unrealized gain
   (loss) on investment
   transactions...................       .35          (.04)       (.19)
 .60         .27         .50           .35
                                   -----------     -------     -------
-------     -------     -------       -------
   Total from investment
      operations..................       .57           .41         .29
1.10         .80        1.06           .55
                                   -----------     -------     -------
-------     -------     -------       -------
Less distributions
Dividends from net investment
   income.........................      (.22)         (.45)       (.48)
(.50)       (.53)       (.56)         (.20)
Distributions in excess of net
   investment income..............        --          (.01)         --
 --          --          --            --
Distributions from capital
   gains..........................        --          (.18)       (.22)
(.11)       (.15)         --            --
                                   -----------     -------     -------
-------     -------     -------       -------
   Total distributions............      (.22)         (.64)       (.70)
(.61)       (.68)       (.56)         (.20)
                                   -----------     -------     -------
-------     -------     -------       -------
Net asset value, end of period....    $10.80        $10.45      $10.68
$11.09      $10.60      $10.48        $10.80
                                   -----------     -------     -------
-------     -------     -------       -------
                                   -----------     -------     -------
-------     -------     -------       -------
TOTAL RETURN(b):..................      5.49%         3.99%       2.43%
10.62%       7.68%      10.82%         5.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...   $45,952       $51,039     $65,215
$57,049     $45,440     $45,401       $   189
Average net assets (000)..........   $48,317       $60,174     $59,811
$50,154     $44,439     $46,521       $   172
Ratios to average net assets:
   Expenses, including
      distribution fees...........      1.53(a)(c)    1.45%(c)    1.40%
1.46%(c)    1.46%(c)    1.32%(c)      1.78(a)(c)
   Expenses, excluding
      distribution fees...........      1.03(a)(c)    0.95%(c)    0.90%
0.96%(c)    0.96%(c)    0.82%(c)      1.03(a)(c)
   Net investment income..........      4.02(a)(c)    4.35%(c)    4.23%
4.69%(c)    5.01%(c)    5.52%(c)      3.77(a)(c)
Portfolio turnover rate...........        13%           30%         55%
 22%         78%        128%           13%

                                    August 1,
                                     1994(d)
                                     Through
                                    April 30,
                                       1995
                                    ----------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of
   period.........................    $10.54
                                       -----

Income from investment operations
Net investment income.............       .35(c)
Net realized and unrealized gain
   (loss) on investment
   transactions...................     (.08)
                                       -----

   Total from investment
      operations..................       .27
                                       -----

Less distributions
Dividends from net investment
   income.........................     (.35)
Distributions in excess of net
   investment income..............     (.01)
Distributions from capital
   gains..........................        --
                                       -----

   Total distributions............     (.36)
                                       -----

Net asset value, end of period....    $10.45
                                       -----
                                       -----

TOTAL RETURN(b):..................      2.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...    $  167
Average net assets (000)..........    $   28
Ratios to average net assets:
   Expenses, including
      distribution fees...........      1.81%(a)(c)
   Expenses, excluding
      distribution fees...........      1.06%(a)(c)
   Net investment income..........      4.34%(a)(c)
Portfolio turnover rate...........        30%

---------------
 (a) Annualized.
 (b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
 (c) Net of expense subsidy, fee waivers and distribution fee deferrals.
 (d) Commencement of offering of Class C shares.

--------------------------------------------------------------------------------
-----                                  46     See Notes to Financial Statements.

Getting The Most From Your Prudential Mutual Fund

Change Your Mind.
You can exchange your shares in most Prudential Mutual Funds for shares in most other Prudential Mutual Funds, without charges. This may be most helpful if your investment needs change.

Reinvest Dividends Free Of Charge.
Reinvest your dividends and/or capital gains distributions automatically - without charge.

Invest For Retirement.
There is no minimum investment for an IRA. Plus, you defer taxes on your investment earnings by investing in an IRA.

If you'd like, you can contribute up to $2,000 a year in an IRA. If you are married, you and your spouse (if not working outside the home) can contribute up to $2,250 a year. (Withdrawals are taxed as ordinary income and may be subject to a 10% penalty prior to age 59 1/2.)

Change Your Job.
You can take your pension with you. Use a rollover IRA to manage your company-sponsored retirement plan while retaining the special tax-deferred advantages.

Invest In Your Children.
There's no fee to open a custodial account for a child's education or other needs.

Take Income.
Would you like to receive monthly or quarterly checks in any amount from your fund account? Just let us know. We'll take care of it. Of course, there are minimum amounts. And shares redeemed may be subject to tax, and Class B and C shares may be subject to contingent deferred sales charges. We'll gladly answer your questions.

Keep Informed.
We want to keep you up-to-date. Of course, you receive account activity statements every quarter. But you also receive annual and semi-annual fund reports, as well as other important updates on events that affect your investments, including tax information.

This material is only authorized for distribution when preceded or accompanied by a current prospectus. Read the prospectus carefully before you invest or send money.

Getting The Most From Your
Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk Worth It?

Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. And risk can be difficult to gauge -sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction - there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses.

A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance - not just based on the current investment fad.

Buy Low, Sell High.

Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Prudential Mutual Funds
One Seaport Plaza
New York, NY 10292


Toll Free (800) 225-1852
Internet Address:
http:\\www.prudential.com

Directors

Edward D. Beach
Donald D. Lennox
Douglas H. McCorkindale
Thomas T. Mooney
Richard A. Redeker
Louis A. Weil, III

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Susan C. Cote', Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Marguerite E.H. Morrison, Assistant Secretary

Manager

Prudential Mutual Fund Management, Inc.
One Seaport Plaza
New York, NY 10292

Investment Adviser

The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributors

Prudential Mutual Fund Distributors, Inc.
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian

State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent

Prudential Mutual Fund Services, Inc.
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants

Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

Legal Counsel

Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The accompanying financial statements as of October 31, 1995 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Prudential Mutual Funds                                        BULK RATE
One Seaport Plaza                                             U.S. POSTAGE
New York, NY 10292                                               PAID
Toll Free (800) 225-1852                                       Permit 6807
                                                              New York, NY

74435L103   74435L301   74435L509  MF133E2
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